SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-14

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

[ ] Pre-Effective Amendment No.[ ]

[ ] Post-Effective Amendment No. [ ]

(Check Appropriate Box or Boxes)

                       AXP Market Advantage Series, Inc.
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               (Exact Name of Registrant as Specified in Charter)

                                 (612) 330-9283
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                        (Area Code and Telephone Number)

       901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268
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 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                  Leslie L. Ogg - 901 Marquette Avenue South,
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                     (Name and Address of Agent For Service)

        Suite 2810,                     Minneapolis       MN          55402-3268
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     (Number and Street)                 (City)         (State)       (Zip Code)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

Title of Securities Being Registered:              Common Stock

No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said Section 8(a) may determine. It is proposed that this filing will become effective on August 15, 2002.

                            AMERICAN EXPRESS(R)FUNDS
                           Principal Executive Office
                     901 Marquette Avenue South, Suite 2810
                           Minneapolis, MN 55402-3268

                   NOTICE OF A REGULAR MEETING OF SHAREHOLDERS

                          To be held November 13, 2002

                       AXP(R)Market Advantage Series, Inc.
                         - AXP(R) Nasdaq 100 Index(R) Fund
                         - AXP(R) Total Stock Market Index Fund

AXP Nasdaq 100 Index Fund and AXP Total Stock Market Index Fund (individually a "Fund" and together the "Funds") will hold a regular shareholders' meeting at 11 a.m. on November 13, 2002, at _________________, Minneapolis, MN. This will be a joint meeting for both of the Funds listed above. At the meeting, shareholders will consider the following:

o A proposal to approve an Agreement and Plan of Reorganization between the Fund and AXP S&P 500 Index Fund. Under this Agreement, the Fund will transfer all of its assets attributable to Class D and Class E shares to S&P 500 Index Fund in exchange for corresponding Class D and Class E shares of S&P 500 Index Fund. These shares will be distributed proportionately to you and the other shareholders of your Fund. S&P 500 Index Fund will assume the Fund's liabilities. The Board of Directors recommends that you vote FOR the proposal.
o  Election of Board members.
o  A proposal to amend the Articles of Incorporation.
o Other business as may properly come before the meeting, or any adjournment of the meeting.

Please take a few minutes to read the proxy statement. It discusses the proposals in more detail. If you were a shareholder on September 14, 2002, you may vote at the meeting or any adjournment of the meeting. We hope you can attend the meeting. For those of you who cannot attend, please vote by mail, telephone, facsimile or internet. Just follow the instructions on the enclosed proxy card. If you have questions, please call 1-800-___-____. This proxy statement was first mailed to shareholders the week of September 15, 2002.

                                                              September 14, 2002

                                                        Proxy Statement - Page 2

--------------------------------------------------------------------------------
                       COMBINED PROXY STATEMENT/PROSPECTUS
--------------------------------------------------------------------------------

                            Dated September 14, 2002

This document is a proxy statement for each of the Funds and a prospectus for S&P 500 Index Fund. It contains the information you should know before voting on the proposals. Please read it carefully and keep it for future reference. The address of the Funds and S&P 500 Index Fund is 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268.

The following information describes the proposed reorganization of your Fund into S&P 500 Index Fund (the "Reorganization").

Fund Investment Objectives. The investment objective for your Fund and S&P 500 Index Fund is identical: The Fund seeks to provide shareholders with long-term capital appreciation.

How the Reorganization Will Work.

o The Fund will transfer all of its assets to S&P 500 Index Fund. S&P 500 Index Fund will assume the Fund's stated liabilities.

o S&P 500 Index Fund will issue shares of Class D and Class E to the Fund in an amount equal to the value of the assets of Class D and Class E shares that it receives from the Fund, less the liabilities it assumes. These shares will be distributed to the Fund's shareholders in proportion to their holdings in the Fund. You will not pay any sales charge in connection with this distribution of shares.

Please note that S&P 500 Index Fund is not a bank deposit, is not federally insured, is not endorsed by any bank or government agency and is not guaranteed to achieve its goal.

As with all mutual funds, the Securities and Exchange Commission (the "SEC") has not approved or disapproved these securities or passed on the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                                        Proxy Statement - Page 3


                          Where to Get More Information
------------------------------------------------------- -----------------------------------------------------
S&P 500 Index Fund's most recent prospectus, dated      Accompanying, and incorporated by reference
April 1, 2002.                                          into, this proxy statement/prospectus.
------------------------------------------------------- -----------------------------------------------------
S&P 500 Index Fund's most recent annual report,         Incorporated by reference into this proxy
for the period ended Jan. 31, 2002.                     statement/prospectus.  For a copy at no charge,
                                                        call toll-free 1-800-862-7919 or write to the
                                                        address below.
------------------------------------------------------- -----------------------------------------------------
S&P 500 Index Fund's most recent statement of           Incorporated by reference into this proxy
additional information, dated April 1, 2002.            statement/prospectus.  For a copy at no charge,
                                                        call toll-free 1-800-862-7919 or write to the
                                                        address below.
------------------------------------------------------- -----------------------------------------------------
Your Fund's most recent prospectus and annual           Incorporated by reference into this proxy
report, for the period ended Jan. 31, 2002.             statement/prospectus.  For a copy at no charge,
                                                        call toll-free 1-800-862-7919 or write to the
                                                        address below.
------------------------------------------------------- -----------------------------------------------------
Your Fund's most recent statement of additional         Incorporated by reference into this proxy
information, dated April 1, 2002.                       statement/prospectus. For a copy at no charge,
                                                        call toll-free 1-800-862-7919 or write to the
                                                        address below.
------------------------------------------------------- -----------------------------------------------------
Statement of additional information dated the same      Incorporated by reference into this proxy
date as this proxy statement/prospectus.  This          statement/prospectus. For a copy at no charge,
document contains information about both your Fund      call toll-free 1-800-___-____ or write to the
and S&P 500 Index Fund.                                 address below.
------------------------------------------------------- -----------------------------------------------------
To ask questions about this proxy                       Call toll-free 1-800-___-____ or
statement/prospectus.                                   write to:
------------------------------------------------------- -----------------------------------------------------

The Fund is subject to the information requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 (the "1940 Act") and files reports, proxy materials and other information with the SEC. These reports, proxy materials and other information can be inspected and copied at the Public Reference Room maintained by the SEC. Copies may be obtained, after paying a duplicating fee, by electronic request at http://www.publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. In addition, copies of these documents may be viewed on-line or downloaded from the SEC's website at http://www.sec.gov.

                                                        Proxy Statement - Page 4

TABLE OF CONTENTS

                                                                            Page
Section A - Fund Proposals
     Proposal 1.  Reorganization
         Summary
              How the Reorganization Will Work
              Comparison of your Fund and S&P 500 Index Fund
              Risk Factors
              Tax Consequences
         Fees and Expenses
         The Reorganization
              Terms of the Reorganization
              Conditions to Closing the Reorganization
              Termination of the Agreement
              Tax Status of the Reorganization
              Reasons for the Proposed Reorganization and Board Deliberations Boards' Determination

     Proposal 2.  Election of Board Members

     Proposal 3.  Amendment to Articles of Incorporation

Section B - Proxy Voting And Shareholder Meeting Information
         Voting
         Revoking your Proxy
         Joint Proxy Statement/Simultaneous Meetings
         Solicitation of Proxies
         Shareholder Proposals
         Dissenters' Right of Appraisal
         Other Business
         Adjournment

Section C - Capitalization And Ownership Of Fund Shares

Section D - Experts

Section E - Additional Information About The Funds' Businesses

Exhibits
1. Form of Agreement and Plan of Reorganization between the Fund and S&P 500 Index Fund.
2.   Matters Subject to Approval at Regular Meeting of AXP S&P 500 Index Fund.
3.   Minnesota Business Corporation Act Sections 302A.471 and 302A.473.
4.   Most recent S&P 500 Index Fund prospectus.

                                                        Proxy Statement - Page 5


--------------------------------------------------------------------------------
                           SECTION A - FUND PROPOSALS
--------------------------------------------------------------------------------

                        PROPOSAL 1: APPROVE OR REJECT THE
                      AGREEMENT AND PLAN OF REORGANIZATION
                             (Applies to: All Funds)

                                     SUMMARY
This proxy statement/prospectus is being used by the Board of Directors (the "Board") of the Fund to solicit proxies to vote at a regular meeting of shareholders. The purpose of the meeting is to consider a proposal to approve an Agreement and Plan of Reorganization (the "Agreement") providing for the Reorganization of the Fund into the S&P 500 Index Fund.

The following is a summary. More complete information appears later in this proxy statement/prospectus. You should read the entire proxy statement/prospectus and the exhibits because they contain details that are not in the summary. The materials in the statement of additional information dated the same date as this proxy statement/prospectus are incorporated by reference into this proxy statement/prospectus.

How the Reorganization Will Work.

o The Fund will transfer all of its assets to S&P 500 Index Fund. S&P 500 Index Fund will assume the Fund's stated liabilities.

o S&P 500 Index Fund will issue shares of Class D and Class E to the Fund in an amount equal to the value of the assets of Class D and Class E shares that it receives from the Fund, less the liabilities it assumes. These shares will be distributed to the Fund's shareholders in proportion to their holdings in the Fund.

o Neither the Fund nor the shareholders of the Fund will pay any sales charge in connection with the Reorganization.

o After the Reorganization is completed, current Fund shareholders will be shareholders of S&P 500 Index Fund. The Fund will no longer be registered as a mutual fund and will be terminated under state law.

Comparison of Your Fund and S&P 500 Index Fund.

Your Fund and S&P 500 Index Fund:

o Are structured as a series of capital stock of an open-end management investment company organized as a Minnesota corporation.
o Have American Express Financial Corporation ("AEFC") as an investment adviser.
o Calculate net asset value per share at the close of trading on the New York Stock Exchange (the "NYSE") (normally 3:00 p.m. Central Time) each business day.
o    Have two classes of shares: Class D and Class E.
o    Have identical policies for buying and selling shares.

                                                        Proxy Statement - Page 6

o Have a minimum initial investment amount of $2,000 and a subsequent investment amount of $500 ($100 for systematic purchases).
o    Allow  exchanges  into the same class of shares of other AXP index funds.
o    Have cumulative voting rights when voting on the election of directors.

Investment Objectives, Policies, Investment Strategies, Risks and Restrictions.

o The Fund and S&P 500 Index Fund have the same objective: to provide shareholders with long-term capital appreciation. In order to meet that objective, both the Fund and S&P 500 Index Fund invest primarily in securities that are expected to provide investment results that correspond to the performance of a specified index. An index is an unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

Investment Strategies.

o Nasdaq 100 Index Fund. The Fund seeks to provide investment results that correspond to the total return of the over-the-counter market. The Fund invests in common stocks included in the Nasdaq 100 Index. The Nasdaq 100 Index includes the largest and most active non-financial domestic and international companies listed on the Nasdaq Stock Market.

o Total Stock Market Index Fund. The Fund seeks to provide investment results that correspond to the total return of the overall U.S. stock market. The Fund invests in common stocks included in the Wilshire 5000 Total Market Index (the "Wilshire 5000"). The Wilshire 5000 consists of U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market.

o S&P 500 Index Fund. The Fund seeks to provide investment results that correspond to the total return (the combination of appreciation and income) of large-capitalization stocks of U.S. companies. The Fund invests in common stocks included in the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"). The S&P 500 is made up primarily of large-capitalization companies that represent a broad spectrum of the U.S. economy.

Indexing Strategies.

o Nasdaq 100 Index Fund and S&P 500 Index Fund - Full Replication. The Nasdaq 100 Index Fund and the S&P 500 Index Fund normally will invest in all stocks in the applicable index in roughly the same proportions as their weightings in the index. For example, if 5% of the Nasdaq 100 Index is made up of a stock of a particular company, the Fund normally will invest approximately 5% of its assets in that company. This strategy is known as "full replication". Although the Fund attempts to replicate the index, there may be times when the Fund and the index do not match exactly. The investment manager may purchase stocks not included in the index when it believes it would be a cost efficient way of approximating the index's performance to do so, for example, in anticipation of a stock being added to the index.

                                                        Proxy Statement - Page 7

o Total Stock Market Index Fund - Sampling. Total Stock Market Index Fund may use sampling techniques in an attempt to replicate the returns of the index using a smaller number of securities. Sampling techniques attempt to match the investment characteristics of the index and the Fund by taking into account such factors as capitalization, industry exposure, dividend yield, price/earnings ratio, price/book ratio and earnings growth.
o Other Strategies. For your Fund and S&P 500 Index Fund, the investment manager may use various techniques, such as buying and selling options and futures contracts, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. Your Fund and S&P 500 Index Fund normally will invest at least 80% of its total assets in securities that are contained in the applicable index.

Your Fund and S&P 500 Index Fund may hold cash or its equivalent or invest in investment grade short-term fixed income securities. Although index funds, by their nature, tend to be tax-efficient investments, the Fund and S&P 500 Index Fund generally are managed without regard to tax efficiency.

Risk Factors. The principal risks associated with an investment in the Fund and in S&P 500 Index Fund, described below, are substantially similar.

o Market Risk. The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.
o Tracking Error Risk. A fund may not track the index perfectly because differences between the index and the fund's portfolio can cause differences in performance. The investment manager purchases securities and other instruments in an attempt to replicate the performance of the index. However, the tools that the investment manager uses to replicate the index are not perfect and the fund's performance is affected by factors such as the size of the fund's portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the fund and changes in the index.
o Sector/Concentration Risk. The Fund and S&P 500 Index Fund are non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the fund's performance, it may be more susceptible to a single economic, political or regulatory occurrence than a diversified fund. In addition, in tracking an index, the fund may have a considerable portion of its assets invested in one or more sectors of the market. This may lead to a greater market fluctuation than would occur with a fund invested in a wider spectrum of industries. A fund will invest more than 25% of its total assets in a particular industry only if necessary to track its respective index.
o    Small  Company  Risk  (Nasdaq 100 Index Fund and Total Stock  Market  Index
     Fund). Investment in small and medium companies often involves greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product

                                                        Proxy Statement - Page 8

     diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

Tax Consequences. The Reorganization is expected to be tax-free for federal income tax purposes and will not take place unless the Fund and S&P 500 Index Fund receive a satisfactory opinion from the law firm of Ropes & Gray, substantially to that effect.

                                FEES AND EXPENSES
The following table describes the fees and expenses that you pay if you buy and hold shares of the Fund or shares of S&P 500 Index Fund. The table also shows pro forma expenses of S&P 500 Index Fund assuming the proposed Reorganization had been effective during the most recent fiscal year.

                                  Table 1-1.
                       Actual and Pro Forma Fund Expenses
                         For the Most Recent Fiscal Year

Shareholder Fees(a) (fees paid directly from your investment)
                                                            Class D    Class E
Maximum sales charge (load) on purchases(b)                    0%         0%
(as a percent of offering price)
Annual index account fee (for accounts under $10,000)         $10        $10

Annual Fund operating expenses (expenses that are deducted from Fund assets) As a percentage of average daily net assets:

Nasdaq 100 Index Fund                                       Class D    Class E
Management fees                                              0.38%      0.38%
Distribution (12b-1) fees(c)                                 0.25%      0.00%
Other expenses(d)                                            0.70%      0.70%
Total(e)                                                     1.33%      1.08%
Fee waiver/expense reimbursement                             0.54%      0.54%
Net expenses                                                 0.79%      0.54%

Total Stock Market Index Fund                               Class D    Class E
Management fees                                              0.30%      0.30%
Distribution (12b-1) fees(c)                                 0.25%      0.00%
Other expenses(d)                                            0.39%      0.39%
Total(e)                                                     0.94%      0.69%
Fee waiver/expense reimbursement                             0.20%      0.20%
Net expenses                                                 0.74%      0.49%

S&P 500 Index Fund                                          Class D    Class E
Management fees                                              0.24%      0.24%
Distribution (12b-1) fees(c)                                 0.25%      0.00%
Other expenses(d)                                            0.48%      0.48%
Total(e)                                                     0.97%      0.72%

                                                        Proxy Statement - Page 9

Fee waiver/expense reimbursement                             0.33%      0.33%
Net expenses                                                 0.64%      0.39%

S&P 500 Index Fund - Pro Forma                              Class D    Class E
Management fees                                              0.24%      0.24%
Distribution (12b-1) fees(c)                                 0.25%      0.00%
Other expenses(d)                                            0.48%      0.48%
Total(e)                                                     0.97%      0.72%
Fee waiver/expense reimbursement                             0.33%      0.33%
Net expenses                                                 0.64%      0.39%

(a) A wire transfer charge, currently $15, may be deducted from your brokerage account for wire transfers made at your request.
(b) There are no sales loads; however, the Fund charges a redemption fee of 0.50% on shares redeemed within 180 days of purchase.
(c) 12b-1 fees are paid out of the Fund's assets on an ongoing basis. Over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
(d) Other expenses include an administrative services fee, a transfer agency fee and other nonadvisory expenses.
(e) AEFC and the transfer agent have agreed to waive certain fees and to absorb certain other expenses for Nasdaq 100 Index Fund and Total Stock Market Index Fund until Jan. 31, 2003. For S&P 500 Index Fund, AEFC and the transfer agent have agreed to cap expenses until Jan. 31, 2004. Under the agreement, net expenses for Class D will not exceed 0.79% for Nasdaq 100 Index Fund, 0.74% for Total Stock Market Index Fund and 0.64% for S&P 500 Index Fund. Net expenses for Class E will not exceed 0.54% for Nasdaq 100 Index Fund, 0.49% for Total Stock Market Index Fund and 0.39% for S&P 500 Index Fund.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Assume you invest $10,000 and the Fund earns a 5% annual return. The operating expenses remain the same each year. If you sell your shares at the end of the years shown, the following table shows your costs under the current arrangements and your costs if the proposed reorganization had been in effect.

----------------------------------------- --------------- ---------------- --------------- ---------------
                Fund                        1 year          3 years          5 years        10 years
----------------------------------------- --------------- ---------------- --------------- ---------------
Nasdaq 100 Index - Class D                   $81             $368             $678           $1,560
----------------------------------------- --------------- ---------------- --------------- ---------------
Nasdaq 100 Index - Class E                    55              290              544            1,274
----------------------------------------- --------------- ---------------- --------------- ---------------
Total Stock Market Index- Class D             76              280              501            1,141
----------------------------------------- --------------- ---------------- --------------- ---------------
Total Stock Market Index- Class E             50              201              365             843
----------------------------------------- --------------- ---------------- --------------- ---------------
S&P 500 Index- Class D                        65              276              505            1,164
----------------------------------------- --------------- ---------------- --------------- ---------------
S&P 500 Index- Class D Pro Forma              65              276              505            1,164
----------------------------------------- --------------- ---------------- --------------- ---------------
S&P 500 Index- Class E                        40              197              369             867
----------------------------------------- --------------- ---------------- --------------- ---------------
S&P 500 Index- Class E Pro Forma              40              197              369             867
----------------------------------------- --------------- ---------------- --------------- ---------------

This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.

                                                       Proxy Statement - Page 10

                               THE REORGANIZATION
Terms of the Reorganization. The Board has approved the Agreement, a copy of which is attached as Exhibit 1. The Agreement provides for Reorganization on the following terms:

o The Reorganization is scheduled to occur on the first day that the NYSE is open for business following shareholder approval and receipt of any necessary regulatory approvals, but may occur on any later date agreed to by the Fund and S&P 500 Index Fund.

o The Fund will transfer all of its assets to S&P 500 Index Fund and, in exchange, S&P 500 Index Fund will assume the Fund's stated liabilities.

o S&P 500 Index Fund will issue Class D and Class E shares to the Fund in an amount equal to the value of the assets of Class D and Class E shares that it receives from S&P 500 Index Fund, less the liabilities assumed by S&P 500 Index Fund in the transaction. These shares will immediately be distributed by the Fund to its shareholders in proportion to their holdings in the Fund. As a result, shareholders of the Fund will become Class D or Class E shareholders of S&P 500 Index Fund.

o Neither the Fund nor the shareholders of the Fund will pay any sales charge in connection with the Reorganization.

o The net asset value of the Fund and S&P 500 Index Fund will be computed as of 3:00 p.m. Central time, on the closing date.

o After the Reorganization, the Fund will no longer be registered as a mutual fund and will be terminated under state law.

Conditions to Closing the Reorganization. The completion of the Reorganization is subject to certain conditions described in the Agreement, including:

o The Fund will have declared and paid a dividend that will distribute all of the Fund's taxable income, if any, to the shareholders of the Fund for the taxable years ending at or prior to the closing.

o The Fund will have received any approvals, consents or exemptions from the SEC or any regulatory body necessary to carry out the Reorganization.

o A registration statement on Form N-14 will have been filed with the SEC and declared effective for the Fund.

o    The shareholders of the Fund will have approved the Agreement.

o The Fund will have received an opinion of tax counsel that the proposed Reorganization will be tax-free for the Fund and its shareholders.

                                                       Proxy Statement - Page 11

Termination of the Agreement. The Agreement and the transactions contemplated by it may be terminated and abandoned by resolutions of the Board of the Fund or S&P 500 Index Fund at any time prior to closing. In the event of a termination, there will be no liability for damages on the part of either the Fund or S&P 500 Index Fund or the directors, officers or shareholders of the Fund or of S&P 500 Index Fund.

Tax Status of the Reorganization. The Reorganization is expected to be tax-free for federal income tax purposes and will not take place unless the Fund and S&P 500 Index Fund receive a satisfactory opinion from the law firm of Ropes & Gray, substantially to the effect that:

o The transfer of the Fund's assets to S&P 500 Index Fund in exchange for Class D and Class E shares of S&P 500 Index Fund and the assumption of the Fund's liabilities, followed by the distribution of those Class D and Class E shares to the Fund's shareholders and the termination of the Fund will be a "reorganization" within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986 (the "Code"), and the Fund and S&P 500 Index Fund will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code.

o No gain or loss will be recognized by the Fund upon the transfer of all of its assets to S&P 500 Index Fund or on the distribution by the Fund of Class D and Class E shares of S&P 500 Index Fund to Fund shareholders.

o No gain or loss will be recognized by S&P 500 Index Fund upon the receipt of the Fund's assets solely in exchange for the issuance of S&P 500 Index Fund's Class D and Class E shares to the Fund and the assumption of all of the Fund's liabilities by S&P 500 Index Fund.

o The basis of the assets of the Fund acquired by S&P 500 Index Fund will be, in each instance, the same as the basis of those assets in the hands of the Fund immediately before the transfer.

o The tax holding period of the assets of the Fund in the hands of S&P 500 Index Fund will include the Fund's tax holding period for those assets.

o The shareholders of the Fund will not recognize gain or loss upon the exchange of all their Class D or Class E shares of the Fund solely for S&P 500 Index Fund Class D or Class E shares as part of the Reorganization.

o The basis of the Class D or Class E shares of S&P 500 Index Fund received by the Fund shareholders in the Reorganization will be the same as the basis of the Class D or Class E shares of the Fund surrendered in exchange.

o The tax holding period of the Class D or Class E shares of S&P 500 Index Fund received by the Fund shareholders will include, for each shareholder, the tax

                                                       Proxy Statement - Page 12

     holding period of the Class D or Class E shares of the Fund surrendered in exchange, provided that the Class D or Class E shares of S&P 500 Index Fund were held as capital assets on the date of the exchange.

Reasons for the Proposed Reorganization and Board Deliberations. The Board believes that the proposed Reorganization will be advantageous to the Fund shareholders for several reasons. The Board considered the following matters, among others, in approving the Reorganization.

o Terms and Conditions of the Reorganization. The Board considered the terms and conditions of the Reorganization as described in the previous paragraphs.

o    Tax  Consequences.   The  Board  considered  the  tax-free  nature  of  the
     Reorganization.

o Continuity of Investment. The Board took into account the fact that, following the Reorganization, shareholders of the Fund will be invested in a fund holding a similar investment securities portfolio, with similar investment objectives, policies, and restrictions. The Board noted that, as shown below, there is substantial overlap in the holdings of the Fund and S&P 500 Index Fund.

                                   Table 1-2.
                   Number of Holdings and Market Value of Fund
                        in Common with S&P 500 Index Fund
                              (as of June 30, 2002)
            ------------------------ -------------------- ---------------
                                      Number of Holdings     Market
                    Fund                   in Common        Value of
                                                          Common Holdings
            ------------------------ -------------------- ---------------
             Nasdaq 100 Index                59/100           75%
            ------------------------ ------------------- ----------------
             Total Stock Market Index       488/1963          75%
            ------------------------ ------------------- ----------------

o Expense Ratios. Following the Reorganization, the expense ratio for S&P 500 Index Fund is expected to be lower than the expense ratio of the Fund. The Reorganization is expected to eliminate or reduce costs associated with maintaining separate funds, including costs of separate audits, printing costs and blue sky fees. The Fund has been unable to attract sufficient assets to operate effectively without significant expense subsidization. Since commencement of operations, AEFC has been waiving a portion of its fees. AEFC has committed to continue capping fees for the Fund through the end of the current fiscal year, although waivers can be discontinued at any time after that. AEFC does not expect to waive fees indefinitely and, without continued fee waivers or growth in assets, the Fund's expense ratio would likely exceed that of many other funds with similar investment objectives. This could have an adverse impact on the Fund's performance. As a result, it is possible that

                                                       Proxy Statement - Page 13

     the Fund's asset base will decline and the Fund's expense ratio will rise even higher as fixed costs are spread over a shrinking asset base.

     S&P 500 Index Fund, on the other hand, has achieved viable size. Certain fixed shareholder expenses (such as accounting fees, printing costs and blue sky expenses) are expected to be lower for S&P 500 Index Fund than they would be for the Fund if AEFC discontinued waiving fees. Thus, Fund shareholders will experience lower per share fixed costs by holding shares of S&P 500 Index Fund than they would if they continued to hold shares in the Fund. The Board considered that AEFC and the transfer agent have agreed to cap expenses of S&P 500 Index Fund at current levels until Jan. 31, 2004. Expense ratios for the Fund for the last fiscal year are shown in Table 1-1.

o Potential Benefits to AEFC and its Affiliates. The Board also considered the potential benefits from the Reorganization that could be realized by AEFC and its affiliates. The Board recognized that the potential benefits to AEFC consist principally of the elimination of expenses incurred in duplicative efforts to administer separate funds. AEFC also will benefit to the extent it no longer waives its fees. The Board also noted, however, that shareholders of the Fund will benefit directly from any decrease in overall operating ratios resulting from the proposed Reorganization.

o Costs. The Board considered the fact that AEFC has agreed to bear any solicitation expenses over and above the initial solicitation in order to achieve shareholder approval of the Reorganization and to bear any other costs of effecting the Reorganization.

o Alternative Solutions. The Board determined that the Reorganization provided greater benefits to shareholders than other options, such as the liquidation of the Fund. Liquidating the Fund would require most shareholders, subject to federal income taxation, to recognize either gains or losses in the current tax year when many shareholders might prefer to defer those gains or losses. Another alternative, a voluntary exchange into S&P 500 Index Fund, generally also would require shareholders to recognize a gain or loss for tax purposes. The Reorganization, on the other hand, is expected to be achieved on a tax-free basis resulting in a deferral of any gain or loss for federal income tax purposes. Any shareholder who does not want to participate in the Reorganization may redeem shares and receive similar federal income tax treatment as if the Fund was liquidated.

Boards' Determination. After considering the factors described above and other relevant information, at a meeting held on July 10-11, 2002, the Fund Board members, including a majority of the independent Board members, found that participation in the Reorganization is in the best interests of the Fund and that the interests of existing shareholders of the Fund will not be diluted as a result of the Reorganization. The Independent Directors were advised, in their deliberations, by independent counsel as to their fiduciary duties under state law and the 1940 Act, and met separately with counsel prior to approving the Reorganization.

                                                       Proxy Statement - Page 14

The Board of Directors of S&P 500 Index Fund approved the Agreement at a meeting held on July 10-11, 2002. The Board members considered the terms of the Agreement, the provisions intended to avoid the dilution of shareholder interests and the anticipated tax consequences of the Reorganization. The Board found that participation in the Reorganization is in the best interests of S&P 500 Index Fund and that the interests of existing shareholders of S&P 500 Index Fund will not be diluted as a result of the Reorganization.

Recommendation and Vote Required. The Board recommends that shareholders approve the proposed Agreement. The Agreement must be approved by a majority of the Fund's shares voted at the meeting. If the Agreement is not approved, the Board will consider what further action should be taken.


                      PROPOSAL 2: ELECTION OF BOARD MEMBERS
                             (Applies to: All Funds)

Nominees for the Board. Nominees are listed below. Each person is a nominee for each of the 78 American Express Funds. Each nominee was elected a member of the Board at the last shareholders' meeting except for Mr. Carroll, Mr. DeSimone, Ms. Fraser, Mr. Hall, Mr. Lewis, Mr. Quasha, Mr. Roszell, Ms. Taunton-Rigby and Mr. Truscott.

Each Board member will serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the meeting following their 72nd birthday. This policy does not apply to Mr. Hutter or Ms. Jones who may serve until the end of the Board meeting following his or her 75th birthday.

All nominees have agreed to serve. If an unforeseen event prevents a nominee from serving, your votes will be cast for the election of a substitute selected by the Board. Information on each nominee follows. Election requires a vote by a majority of the Fund's shares voted at the meeting.

Independent Board Members
------------------------------ ----------------- ---------------------- ------------------- -----------------
Name, address, age             Position held     Principal              Other               Committee
                               with Fund and     occupations during     directorships       memberships
                               length of         past 5 years
                               service
------------------------------ ----------------- ---------------------- ------------------- -----------------
Arne H. Carlson                Chair of the      Chair, Board                               Joint Audit,
901 S. Marquette Ave.          Board since 1999  Services Corporation                       Contracts,
Minneapolis, MN 55402                            (provides                                  Executive,
Born in 1934                                     administrative                             Investment
                                                 services to                                Review,
                                                 boards).  Former                           Board
                                                 Governor of                                Effectiveness
                                                 Minnesota.
------------------------------ ----------------- ---------------------- ------------------- -----------------

                                                       Proxy Statement - Page 15

------------------------------ ----------------- ---------------------- ------------------- -----------------
Philip J. Carroll, Jr.                           Chairman and CEO,      Boise Cascade
901 Marquette Ave.                               Fluor Corporation      Corporation
Minneapolis, MN 55402                            (engineering and       (forest
Born in 1937                                     contruction) since     products),
                                                 1998.  Former          Scottish Power
                                                 President and CEO,     PLC, Vulcan
                                                 Shell Oil Company.     Materials
                                                                        Company, Inc.
                                                                        (construction
                                                                        materials /
                                                                        chemicals)
------------------------------ ----------------- ---------------------- ------------------- -----------------
Livio D. DeSimone              Board member      Retired Chair of the   Cargill,            Joint Audit,
30 Seventh Street East         since 2001        Board and Chief        Incorporated        Contracts
Suite 3050                                       Executive Officer,     (commodity
St. Paul, MN 55101-4901                          Minnesota Mining and   merchants and
Born in 1936                                     Manufacturing (3M).    processors),
                                                                        Target
                                                                        Corporation
                                                                        (department
                                                                        stores), General
                                                                        Mills, Inc.
                                                                        (consumer foods),
                                                                        Vulcan Materials
                                                                        Company
                                                                        (construction
                                                                        materials/chemicals),
                                                                        and Milliken &
                                                                        Company (textiles
                                                                        and chemicals)
------------------------------ ----------------- ---------------------- ------------------- -----------------
Ira D. Hall                    Board member      Private investor;      Imagistics          Contracts,
Texaco, Inc.                   since 2001        formerly with Texaco   International,      Investment
2000 Westchester Avenue                          Inc., Treasurer,       Inc. (office        Review
White Plains, NY 10650                           1999-2001 and          equipment),
Born in 1944                                     General Manager,       Reynolds &
                                                 Alliance Management    Reynolds Company
                                                 Operations,            (information
                                                 1998-1999.  Prior to   services), TECO
                                                 that, director,        Energy, Inc.
                                                 International          (energy holding
                                                 Operations IBM Corp.   company), The
                                                                        Williams
                                                                        Companies, Inc.
                                                                        (energy
                                                                        distribution
                                                                        company)
------------------------------ ----------------- ---------------------- ------------------- -----------------
Heinz F. Hutter                Board member      Retired President                          Board
P.O. Box 2187                  since 1994        and Chief Operating                        Effectiveness,
Minneapolis, MN 55402                            Officer, Cargill,                          Executive,
Born in 1929                                     Incorporated                               Investment
                                                 (commodity merchants                       Review
                                                 and processors)


------------------------------ ----------------- ---------------------- ------------------- -----------------

                                                       Proxy Statement - Page 16

------------------------------ ----------------- ---------------------- ------------------- -----------------
Anne P. Jones                  Board member      Attorney and           Motorola, Inc.      Joint Audit,
5716 Bent Branch Rd.           since 1985        consultant             (electronics)       Board
Bethesda, MD 20816                                                                          Effectiveness,
Born in 1935                                                                                Executive
------------------------------ ----------------- ---------------------- ------------------- -----------------
Stephen R. Lewis, Jr.          Board member      President and                              Contracts,
Carleton College               since 2002        professor of                               Investment
One North College Street                         economics, Carleton                        Review
Northfield, MN 55057                             College
Born in 1939
------------------------------ ----------------- ---------------------- ------------------- -----------------
Alan G. Quasha                 Board member      President, Quadrant                        Joint Audit,
720 Fifth Avenue               since 2002        Management, Inc.                           Investment
New York, NY 10019                               (management of                             Review
Born in 1949                                     private equities)
------------------------------ ----------------- ---------------------- ------------------- -----------------
Alan K. Simpson                Board member      Former three-term      Biogen, Inc.        Joint Audit,
1201 Sunshine Ave.             since 1997        United States          (biopharmaceuticals)Contracts
Cody, WY 82414                                   Senator for Wyoming
Born in 1931
------------------------------ ----------------- ---------------------- ------------------- -----------------
Alison Taunton-Rigby                             President and CEO,     Synaptic
8 Farrar Road                                    Forester Biotech       Pharmaceuticals
Lincoln, MA 01773                                since ____.  Former    Corporation,
Born in 19__                                     President and CEO,     Catharsis Medical
                                                 Aquila                 Technology Inc.,
                                                 Biopharmaceuticals,    Addiction
                                                 Inc.                   Therapies Inc.,
                                                                        Abt Associates
                                                                        Inc., Children's
                                                                        Hospital Boston
------------------------------ ----------------- ---------------------- ------------------- -----------------

Board Members Affiliated with AEFC

------------------------------ ----------------- ---------------------- ------------------- -----------------
Name, address, age             Position held     Principal              Other               Committee
                               with Fund and     occupations during     directorships       memberships
                               length of         past 5 years
                               service
------------------------------ ----------------- ---------------------- ------------------- -----------------
Barbara H. Fraser                                Executive Vice
200 AXP Financial Center                         President of AEFA
Minneapolis, MN 55474                            Products and
Born in 1949                                     Corporate Marketing
                                                 since 2002.
                                                 President -
                                                 Travelers Check
                                                 Group, American
                                                 Express Company,
                                                 2001-2002.
                                                 Management
                                                 Consultant, Reuters,
                                                 2000-2001.  Managing
                                                 Director -
                                                 International
                                                 Investments,
                                                 Citibank Global,
                                                 1999-2000.  Chairman
                                                 and CEO,

                                                       Proxy Statement - Page 17

------------------------------ ----------------- ---------------------- ------------------- -----------------
                                                 Citicorp
                                                 Investment Services
                                                 and Citigroup
                                                 Insurance Group,
                                                 U.S., 1998 - 1999.
                                                 Head of Marketing
                                                 and Strategic
                                                 Planning -
                                                 Investment Products
                                                 and Distribution,
                                                 Citibank Global,
                                                 1995-1998.
------------------------------ ----------------- ---------------------- ------------------- -----------------
Stephen W. Roszell             Vice President    Senior Vice
200 AXP Financial Center       since 2002        President -
Minneapolis, MN 55474                            Institutional Group
Born in 1949                                     of AEFC.
------------------------------ ----------------- ---------------------- ------------------- -----------------
William F. Truscott            Board member      Senior Vice
53600 AXP Financial Center     since 2001,       President - Chief
Minneapolis, MN 55474          Vice President    Investment Officer
Born in 1960                   since 2002        of AEFC;  Former
                                                 Chief Investment
                                                 Officer and Managing
                                                 Director, Zurich
                                                 Scudder Investments.
------------------------------ ----------------- ---------------------- ------------------- -----------------

Board Committees. The Board has several committees that facilitate the work of the Board. The Executive Committee has authority to act for the full Board between meetings. The Joint Audit Committee meets with the independent public accountant, internal auditors and corporate officers to review financial statements, reports, issues, and compliance matters. This Committee reports significant issues to the Board and makes recommendations to the independent Board members regarding the selection of the independent public accountant. The Contracts Committee receives and analyzes reports covering the level and quality of services provided under contracts with the Fund and advises the Board regarding actions taken on these contracts during the annual review process. The Investment Review Committee considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the Board. The Board Effectiveness Committee recommends to the Board the size, structure and composition for the Board; the compensation to be paid to members of the Board; and a process for evaluating the Board's performance. The committee also reviews candidates for Board membership including candidates recommended by shareholders. To be considered, recommendations must include a curriculum vita and be mailed to the Chairman of the Board, American Express Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268.

During the year ended June 30, 2002, the Board met ___ times, Joint Audit 4 times, Contracts 3 times, Executive 1 time, Investment Review 4 times and Board Effectiveness 4 times. Average attendance at Board meetings was ___% and no nominee attended less than 75% of the meetings, except for _____ (__%).

Board Member Compensation and Holdings. Table 2-1 shows the total compensation received by each Board member from all of the American Express Funds

                                                       Proxy Statement - Page 18


and from the individual Funds. The Funds do not pay retirement benefits to Board members.

                                   Table 2-1.
                           Board Member Compensation*
                       (for the year ended June 30, 2002)
----------------- ------------------------ ------------------ ------------------
                   Aggregate Compensation  Compensation from  Compensation from
       Nominee       from all American     Nasdaq 100 Index      Total Stock
                       Express Funds             Fund         Market Index Fund
----------------- ------------------------ ------------------ ------------------
DeSimone                $118,025                 $  900            $  900
----------------- ------------------------ ------------------ ------------------
Hall                     129,625                  1,050             1,050
----------------- ------------------------ ------------------ ------------------
Hutter                   138,525                  1,165             1,165
----------------- ------------------------ ------------------ ------------------
Jones                    146,475                  1,265             1,265
----------------- ------------------------ ------------------ ------------------
Lewis                     56,350                    400               400
----------------- ------------------------ ------------------ ------------------
Quasha                    34,750                    275               275
----------------- ------------------------ ------------------ ------------------
Simpson                  117,775                    900               900
----------------- ------------------------ ------------------ ------------------

* Board members affiliated with AEFC or Board Services Corporation, a company providing administrative services to the Funds, are not paid by the Funds.

Table 2-2 shows the total number of shares of all the American Express Funds owned by the Board members. None of the Board members owns any shares of AXP Nasdaq 100 Index Fund or AXP Total Stock Market Index Fund.

                        Table 2-2. Board Member Holdings*
      Dollar range of equity securities beneficially owned on June 30, 2002
----------------- -------------------------------------------------------------
                    Aggregate dollar range of equity securities of all
                      American Express Funds overseen by Board Member

   Board Member
----------------- -------------------------------------------------------------
                                               Range
----------------- -------------------------------------------------------------
Carlson                                    Over $100,000
----------------- -------------------------------------------------------------
DeSimone                                   Over $100,000
----------------- -------------------------------------------------------------
Hall                                       Over $100,000
----------------- -------------------------------------------------------------
Hutter                                     Over $100,000
----------------- -------------------------------------------------------------
Jones                                      Over $100,000
----------------- -------------------------------------------------------------
Lewis                                        $1-10,000
----------------- -------------------------------------------------------------
Quasha                                          none
----------------- -------------------------------------------------------------
Simpson                                    Over $100,000
----------------- -------------------------------------------------------------
Truscott                                   Over $100,000
----------------- -------------------------------------------------------------

* None of the Board members owns any equity securities of the Fund.

Fund Officers. In addition to Mr. Roszell and Mr. Truscott, the Fund's other officers are:

Leslie L. Ogg, born in 1938. Vice President and General Counsel since 1978. President of Board Services Corporation.

                                                       Proxy Statement - Page 19


Jeffrey P. Fox, born in 1955. Treasurer since 2002. Vice President - Investment Accounting of AEFC since 2002. Vice President - Finance of American Express Company, 2000-2002. Vice President - Corporate Controller of AEFC, 1996-2000.

Officers serve at the pleasure of the Board. Officers are paid by AEFC or Board Services Corporation. During the last fiscal year, no officer earned more than $60,000 from any Fund.

   PROPOSAL 3: APPROVE OR REJECT AN AMENDMENT TO THE ARTICLES OF INCORPORATION
                             (Applies to: All Funds)

The Fund is subject to comprehensive federal laws and regulations. In addition, the fund is a Minnesota corporation and is subject to Minnesota law. Under Minnesota law, a corporation generally operates under an organizational document called the articles of incorporation. The articles of incorporation set forth various provisions relating to the authority of the Fund to conduct business and the governance of the Fund.

The Board has approved, and recommends that shareholders approve, a proposal to amend the Fund's articles of incorporation (the "Amendment"). The Fund's investments and investment policies will not change by virtue of the adoption of the Amendment.

The Amendment would provide voting rights based on a shareholder's total dollar interest in the Fund ("dollar-based voting"), rather than on a number of shares owned, for all shareholder votes for the Fund. As a result, voting power would be allocated in proportion to the value of each shareholder's investment.

Dollar-based voting is important when a fund is part of a corporation that has more than one series and when a fund has more than one class of shares. Shareholders of each class vote separately on matters concerning only that class. Shareholders of a fund vote separately on matters concerning only that fund. Shareholders vote on an entity-wide basis on matters that affect the corporation as a whole, such as electing the Board or amending the articles of incorporation. Currently, under the articles of incorporation, each share is entitled to one vote, regardless of the relative value of the shares of each fund in the corporation.

The original intent of the one-share, one-vote provision was to provide equitable voting rights to all shareholders. In the case where an entity has several series or funds, voting rights may have become disproportionate since the net asset value ("NAV") per share of the separate funds generally diverge over time. In the case where a fund has more than one class, voting rights may have become disproportionate because the NAV of the separate classes of the fund may also diverge over time.

                                                       Proxy Statement - Page 20


For example, if the Fund's shares are selling for $5 per share, a $1,000 investment will purchase 200 shares of the Fund. If another fund has shares that are selling for $10 per share, that same $1,000 investment will purchase only 100 shares of that fund. The articles of incorporation allows one vote for each share owned. Therefore, under the articles of incorporation, when the shareholders of the corporation vote together on an issue affecting the corporation, a shareholder of the first fund has twice the votes of a shareholder of the second fund, even though the economic interest of each shareholder is the same. The proposed change would match a shareholder's economic interest with the shareholder's voting power, and conversely would prevent a shareholder who holds many shares with a relatively low price per share from having disproportionately large voting power.

If the change is approved, Article III, Section 2 of the Articles of Incorporation will be amended as follows (additions are underlined, deletions are lined through):

     Section 2. At all meetings of the shareholders, each shareholder of record entitled to vote thereat shall be entitled to one vote [(and a fractional vote for and equal to each fractional shares)] for each DOLLAR OF NET ASSET VALUE (NUMBER OF SHARES OWNED TIMES NET ASSET VALUE PER SHARE) [share (or fractional shares] AND EACH FRACTIONAL DOLLAR AMOUNT SHALL BE ENTITLED TO A PROPORTIONATE FRACTIONAL VOTE [of stock standing in her or his name and entitled to vote at such meeting]. At all elections of directors, each shareholder shall be entitled to as many votes as shall equal the DOLLARS OF NET ASSET VALUE [number of shares owned] multiplied by the number of directors to be elected and may cast all of such votes for a single director or may distribute them among the number to be voted for, or any two or more of them.

Board Recommendation and Vote Required. The Board recommends that you vote to approve the Amendment to the Articles of Incorporation. The changes require the approval of a majority of the Fund's shares voted at the meeting. The changes will be effective when the Amendment is filed with the appropriate state office. This filing is expected to occur shortly after the shareholder meeting.


--------------------------------------------------------------------------------
                          SECTION B - PROXY VOTING AND
                         SHAREHOLDER MEETING INFORMATION
--------------------------------------------------------------------------------

Voting. Each share is entitled to one vote. For those of you who cannot come to the meeting, the Board is asking permission to vote for you. The shares will be voted as you instruct either by mail, telephone, facsimile or internet. Signed proxy cards returned without instructions will be voted in favor of all proposals.

On the election of Board members and the Amendment to the Articles of Incorporation, you vote together with the owners of shares of all the other funds that are part of the same corporation. On the reorganization, you vote together with the owners of the other shares in your Fund. In voting for Board members, you may vote all of your shares cumulatively. This means that you have the right to give each nominee an equal

                                                       Proxy Statement - Page 21


number of votes or divide the votes among the nominees as you wish. You have as many votes as the number of shares you own, including fractional shares, multiplied by the number of members to be elected. If you elect to withhold authority for any individual nominee or nominees, you may do so by marking the box labeled "Exception," and by striking the name of any excepted nominee, as is further explained on the card itself. If you do withhold authority, the proxies will not vote shares equivalent to the proportionate number applicable to the names for which authority is withheld.

All votes count toward a quorum, regardless of how they are voted (For, Against or Abstain). Broker non-votes will be counted toward a quorum but not toward the approval of any proposals. (Broker non-votes are shares for which the underlying owner has not voted and the broker holding the shares does not have authority to vote.) If your shares are held in an IRA account, you have the right to instruct the IRA Custodian how to vote those shares. The IRA Custodian will vote any shares for which it has not received voting instructions in proportionately the same manner - either For, Against or Abstain - as other fund shareholders have voted.

Revoking Your Proxy. If your plans change and you can attend the meeting, simply inform the Secretary at the meeting that you will be voting your shares in person. Also, if you change your mind after you vote, you may change your vote or revoke it by mail, telephone, facsimile or internet.

Joint Proxy Statement/Simultaneous Meetings. This joint proxy statement reduces the preparation, printing and mailing costs of sending separate proxy statements for each Fund. The meetings will be held simultaneously with each proposal being voted on separately by shareholders of a corporation or by shareholders of a Fund or by a class of shares of the Fund where appropriate. If any shareholder objects to the holding of simultaneous meetings, the shareholder may move for an adjournment of his or her Fund's meeting to a time immediately after the simultaneous meetings so that a meeting of that Fund may be held separately. If a shareholder makes this motion, the persons named as proxies will take into consideration the reasons for the objection in deciding whether to vote in favor of the adjournment.

Solicitation of Proxies. The Board is asking for your vote and for you to vote as promptly as possible. The Fund will pay the expenses for the proxy material and the postage. Supplementary solicitations may be made by mail, telephone, electronic means or personal contact. The expenses of supplementary solicitation will be paid by AEFC.

Shareholder Proposals. No proposals were received from shareholders. The Funds are not required to hold regular meetings of shareholders each year. However, meetings of shareholders are held from time to time and proposals of shareholders that are intended to be presented at future shareholder meetings must be submitted in writing to the Funds in reasonable time prior to the solicitation of proxies for the meeting.

                                                       Proxy Statement - Page 22


Dissenters' Right of Appraisal. Under Sections 302A.471 and 302A.473 of the Minnesota Business Corporation Act, Fund shareholders are entitled to assert dissenters' rights in connection with the Reorganization and obtain payment of the "fair value" of their shares, provided that they comply with the requirements of Minnesota law. A copy of the relevant provisions is attached as
Exhibit 3.

Notwithstanding the provisions of Minnesota law, the SEC has taken the position that use of state appraisal procedures by a mutual fund would be a violation of Rule 22c-1, the forward pricing rule, under the 1940 Act. This rule states that no mutual fund may redeem its shares other than at net asset value next computed after receipt of a request for redemption. It is the SEC's position that Rule 22c-1 supersedes appraisal provisions in state statutes.

In the interest of ensuring equal valuation for all shareholders, dissenters' rights will be determined in accordance with the SEC's interpretation. As a result, if any shareholder elects to exercise dissenters' rights under Minnesota law, the Fund intends to submit this question to a court of competent jurisdiction. In that event, a dissenting shareholder would not receive any payment until the end of the court proceeding.

Other Business. The Board does not know at this time of any other business to come before the meetings. If something does come up, the proxies will use their best judgment to vote for you on the matter.

Adjournment. In the event that not enough votes in favor of any of the proposals are received by the time scheduled for the meeting, the persons named as proxies may move for one or more adjournments of the meeting for a period of not more than 120 days in the aggregate to allow further solicitation of shareholders on the proposal. Any adjournment requires the affirmative vote of a majority of the shares present at the meeting. The persons named as proxies will vote in favor of adjournment those shares they are entitled to vote that have voted in favor of the proposals. They will vote against any adjournment those shares that have voted against any of the proposals. AEFC will pay the costs of any additional solicitation and of any adjourned meeting.

--------------------------------------------------------------------------------
             SECTION C - CAPITALIZATION AND OWNERSHIP OF FUND SHARES
--------------------------------------------------------------------------------

Capitalization. The following table shows the capitalization of the Fund and S&P 500 Index Fund as of June 30, 2002 and on a pro forma basis, assuming the proposed Reorganization had taken place.

                                                       Proxy Statement - Page 23


                                   Table C-1.
                                 Capitalization

------------------------------------- ----------------------- -------------------- --------------------------
                                                                Net Asset Value
              Fund                          Net Assets             Per Share          Shares Outstanding
------------------------------------- ----------------------- -------------------- --------------------------
Nasdaq 100 Index - Class D                 $10,663,567              $2.10                  5,079,617
------------------------------------- ----------------------- -------------------- --------------------------
Nasdaq 100 Index - Class E                   8,991,261               2.11                  4,254,503
------------------------------------- ----------------------- -------------------- --------------------------
Total Stock Market Index - Class D          10,770,360               4.02                  2,681,332
------------------------------------- ----------------------- -------------------- --------------------------
Total Stock Market Index - Class E          19,499,474               4.02                  4,847,486
------------------------------------- ----------------------- -------------------- --------------------------
S&P 500 Index - Class D                     40,797,696               3.83                 10,640,901
------------------------------------- ----------------------- -------------------- --------------------------
S&P 500 Index - Class D Pro Forma           62,231,623               3.83                 16,237,227
------------------------------------- ----------------------- -------------------- --------------------------
S&P 500 Index - Class E                    195,310,752               3.85                 50,777,313
------------------------------------- ----------------------- -------------------- --------------------------
S&P 500 Index - Class E Pro Forma          223,801,487               3.85                 58,177,504
------------------------------------- ----------------------- -------------------- --------------------------

Ownership of Fund Shares. The following table provides information on shareholders who owned more than 5% of the Fund's outstanding shares as of June 30, 2002. As of that date, AEFC held more than 25% of the outstanding shares of Total Stock Market Index Fund. Under the 1940 Act, any person who owns more than 25% of the voting securities of a company is presumed to "control" the company. Under this definition, as shown below, AEFC is deemed to be a controlling person of the Fund. As of June 30, 2002, officers and directors of the Fund as a group owned less than 1% of the outstanding shares of the Fund.

                                   Table C-2.
                            Ownership of Fund Shares

------------------------- ---------------- ------------------ ------------------ -------------------------
                                                                                  Percent of Shares Held
                                           Number of Shares      Percent of           Following the
          Fund               5% Owners           Held            Shares Held          Reorganization
------------------------- ---------------- ------------------ ------------------ -------------------------
Nasdaq 100 Index -             None               ---                ---                   ---
Class D
------------------------- ---------------- ------------------ ------------------ -------------------------
Nasdaq 100 Index -             None               ---                ---                   ---
Class E
------------------------- ---------------- ------------------ ------------------ -------------------------
Total Stock Market              (1)            1,221,900             46%                    8%
Index - Class D
------------------------- ---------------- ------------------ ------------------ -------------------------
Total Stock Market              (1)            1,901,702             39%                    3%
Index - Class E
------------------------- ---------------- ------------------ ------------------ -------------------------
S&P 500 Index - Class D        None               ---                ---                   ---
------------------------- ---------------- ------------------ ------------------ -------------------------
S&P 500 Index - Class D        None               ---                ---                   ---
Pro Forma
------------------------- ---------------- ------------------ ------------------ -------------------------
S&P 500 Index - Class E        None               ---                ---                   ---
------------------------- ---------------- ------------------ ------------------ -------------------------
S&P 500 Index - Class E        None               ---                ---                   ---
Pro Forma
------------------------- ---------------- ------------------ ------------------ -------------------------

(1) AEFC, a Delaware corporation, is located at 200 AXP Financial Center, Minneapolis, MN 55474.

                                                       Proxy Statement - Page 24


--------------------------------------------------------------------------------
                               SECTION D - EXPERTS
--------------------------------------------------------------------------------

The audited financial statements for the Fund and S&P 500 Index Fund incorporated in this proxy statement/prospectus by reference or included in the Statement of Additional Information, have been audited by KPMG LLP, independent auditors for the Fund and S&P 500 Index Fund, whose reports are included in the annual report. The financial statements have been incorporated in this document in reliance on KPMG's reports given on their authority as experts in auditing and accounting matters.


--------------------------------------------------------------------------------
         SECTION E - ADDITIONAL INFORMATION ABOUT THE FUNDS' BUSINESSES
--------------------------------------------------------------------------------

The following table shows where in the Fund's prospectus and where in the S&P 500 Index Fund's prospectus you can find additional information about the business of the Fund and S&P 500 Index Fund.

                                   Table E-1.
                             Additional Information
------------------------------------- -----------------------------------------------------------------------
                                                             Heading in Prospectus
------------------------------------- -----------------------------------------------------------------------
       Type of Information                          Fund                        S&P 500 Index Fund
------------------------------------- ----------------------------------- -----------------------------------
Investment objective                  Goals                               Goal
------------------------------------- ----------------------------------- -----------------------------------
Principal investment strategies       Principal Investment Strategies     Principal Investment Strategies
------------------------------------- ----------------------------------- -----------------------------------
Principal risks                       Principal Risks                     Principal Risks
------------------------------------- ----------------------------------- -----------------------------------
Fee table                             Fees and Expenses                   Fees and Expenses
------------------------------------- ----------------------------------- -----------------------------------
Management                            Investment Manager                  Investment Manager
------------------------------------- ----------------------------------- -----------------------------------
Fund share price                      Valuing Fund Shares                 Valuing Fund Shares
------------------------------------- ----------------------------------- -----------------------------------
Buying and selling fund shares        Purchasing Shares;                  Purchasing Shares;
                                      Exchanging/Selling Shares           Exchanging/Selling Shares
------------------------------------- ----------------------------------- -----------------------------------
Distributions and taxes               Distributions and Taxes             Distributions and Taxes
------------------------------------- ----------------------------------- -----------------------------------
Financial highlights                  Financial Highlights                Financial Highlights
------------------------------------- ----------------------------------- -----------------------------------

                                                                       Exhibit 1
                                     Form of
                      Agreement and Plan of Reorganization

This Agreement and Plan of Reorganization dated as of ________, 2002 (the "Agreement") is between AXP Nasdaq 100 Index Fund (the "Acquired Fund"), a series of capital stock of AXP Market Advantage Series, Inc. (the "Corporation"), a Minnesota corporation and AXP S&P 500 Index Fund (the "Acquiring Fund"), a series of capital stock of the same Corporation.

In consideration of their mutual promises, the parties agree as follows:

1. Shareholder Approval. The Acquired Fund will call a meeting of its shareholders for the purpose of approving the Agreement and the transactions it contemplates (the "Reorganization"). The Acquiring Fund agrees to furnish data and information, as reasonably requested, for the proxy statement to be furnished to shareholders of the Acquired Fund.

2.   Reorganization.

     a. Plan of Reorganization. At the Closing, the Corporation will convey all of the assets of the Acquired Fund to the Acquiring Fund. The Acquiring Fund will assume all liabilities of the Acquired Fund, reflected on an unaudited statement of assets and liabilities, as of the Closing. At the Closing, the Corporation will deliver Class D and Class E shares of the Acquiring Fund, including fractional shares, to the Corporation. The number of shares will be determined by dividing the value of the net assets of Class D and Class E shares of the Acquired Fund, computed as described in paragraph 3(a), by the net asset value of one share of Class D and Class E shares, respectively, of the Acquiring Fund, computed as described in paragraph 3(b). The Acquired Fund will not pay a sales charge on the receipt of Acquiring Fund shares in exchange for the assets of the Acquired Fund. In addition, the shareholders of the Acquired Fund will not pay a sales charge on distribution to them of shares of the Acquiring Fund.

     b. Closing and Effective Time of the Reorganization. The Reorganization and all related acts necessary to complete the Reorganization (the "Closing") will occur on the first day on which the New York Stock Exchange (the "NYSE") is open for business following approval of shareholders of the Acquired Fund and receipt of all necessary regulatory approvals, or such later date as the parties may agree.

3.   Valuation of Net Assets

     a. The net asset value of Class D and Class E shares of the Acquired Fund will be computed as of the close of regular trading on the NYSE on the day of Closing (the "Valuation Date") using the valuation procedures in the Acquiring Fund's prospectus.

     b. The net asset value per share of Class D and Class E shares of the Acquiring Fund will be determined as of the close of regular trading on the NYSE on the Valuation Date, using the valuation procedures in the Acquiring Fund's prospectus.

                                                               Exhibits - Page 2

     c. At the Closing, the Acquired Fund will provide the Acquiring Fund with a copy of the computation showing the valuation of the net asset value per share of Class D and Class E shares of the Acquired Fund on the Valuation Date. The Acquiring Fund will provide the Acquired Fund with a copy of the computation showing the determination of the net asset value per share of Class D and Class E shares of the Acquiring Fund on the Valuation Date. Both computations will be certified by an officer of American Express Financial Corporation, the investment manager.

4.   Liquidation and Dissolution of the Acquired Fund

     a. As soon as practicable after the Valuation Date, the Corporation will liquidate the Acquired Fund and distribute Class D and Class E shares of the Acquiring Fund to the Acquired Fund's shareholders of record. The Acquiring Fund will establish shareholder accounts in the names of each Acquired Fund shareholder, representing the respective pro rata number of full and fractional shares of the Acquiring Fund due to each shareholder. All issued and outstanding shares of the Acquired Fund will simultaneously be cancelled on the books of the Corporation. The Acquiring Fund or its transfer agent will establish shareholder accounts in accordance with instructions from the Corporation.

     b. Immediately after the Valuation Date, the share transfer books of the Corporation relating to the Acquired Fund will be closed and no further transfer of shares will be made.

     c. Promptly after the distribution, the Acquiring Fund or its transfer agent will notify each shareholder of the Acquired Fund of the number of Class D or Class E shares distributed to the shareholder and confirm the registration in the shareholder's name.

     d. As promptly as practicable after the liquidation of the Acquired Fund, and in no event later than twelve months from the date of the Closing, the Acquired Fund will be dissolved.

5. Representations, Warranties and Covenants of the Corporation on behalf of the Acquiring Fund. The Corporation represents and warrants to the Acquired Fund as follows:

     a. Organization, Existence, etc. The Corporation is a corporation duly organized, validly existing and in good standing under the laws of the state of Minnesota and has the power to carry on its business as it is now being conducted.

     b. Registration as Investment Company. The Acquiring Fund is a series of the Corporation, registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end, management investment company.

     c. Capitalization. The Corporation has authorized capital of 10,000,000,000 shares of common stock, par value $0.01 per share. All of the outstanding shares have been duly authorized and are validly issued, fully paid and non-assessable. Since the

                                                               Exhibits - Page 3


     Acquiring Fund is engaged in the continuous offering and redemption of its shares, the number of outstanding shares may vary daily.

     d. Financial Statements. The audited financial statements as of the end of the last fiscal year, and the subsequent unaudited semi-annual financial statements, if any (the "Acquiring Fund Financial Statements"), fairly present the financial position of the Acquiring Fund, and the results of its operations and changes in its net assets for the periods shown.

     e. Shares to be Issued Upon Reorganization. The shares to be issued in connection with the Reorganization will be duly authorized and, at the time of the Closing, will be validly issued, fully paid and non-assessable.

     f. Authority Relative to the Agreement. The Corporation has the power to enter into and carry out the obligations described in this Agreement. The Agreement and the transactions contemplated by it have been duly authorized by the Board of Directors and no other proceedings by the Corporation or the Acquiring Fund are necessary.

     g. No Violation. The Corporation is not in violation of its Articles of Incorporation or By-Laws (the "Articles") or in default in the performance of any material agreement to which it is a party. The execution of this Agreement and the completion of the transactions contemplated by it will not conflict with, or constitute a breach of, any material contract or other instrument to which the Acquiring Fund is subject. Nor will the transactions result in any violation of the provisions of the Articles or any law, administrative regulation or administrative or court decree applicable to the Acquiring Fund.

     h. Liabilities. There are no liabilities of the Acquiring Fund other than:

     o  liabilities disclosed in the Acquiring Fund Financial Statements,
     o liabilities incurred in the ordinary course of business subsequent to the date of the latest annual or semi-annual financial statements, or
     o liabilities previously disclosed to the Acquired Fund, none of which has been materially adverse to the business, assets or results of operation of the Acquiring Fund.

     i. Litigation. There is no litigation, administrative proceeding or investigation before any court or governmental body currently pending or, to the knowledge of the Acquiring Fund, threatened, that would materially and adversely affect the Acquiring Fund, its financial condition or the conduct of its business, or that would prevent or hinder completion of the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of any such litigation, proceeding or investigation and is not a party to or subject to the provisions of any order, decree or judgment.

     j. Contracts. Except for contracts and agreements previously disclosed to the Corporation, the Acquiring Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit.

                                                               Exhibits - Page 4

     k. Taxes. The federal tax returns of the Acquiring Fund have been filed for all taxable years since commencement of its operations. The Acquiring Fund has qualified and will qualify as a regulated investment company under the Internal Revenue Code with respect to each taxable year since commencement of its operations.

     l. Registration Statement. The Acquiring Fund will file a registration statement on Form N-14 (the "Registration Statement") with the Securities and Exchange Commission under the Securities Act of 1933 (the "1933 Act") relating to the shares to be issued in the Reorganization. At the time the Registration Statement becomes effective, at the time of the shareholders' meeting and at the Closing, the Registration Statement will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading. However, none of the representations and warranties in this subsection apply to statements in, or omissions from, the Registration Statement made in reliance on information furnished by the Acquired Fund for use in the Registration Statement.

6. Representations, Warranties and Covenants of the Corporation on behalf of the Acquired Fund. The Corporation represents and warrants to the Acquiring Fund as follows:

     a. Organization, Existence, etc. The Corporation is a corporation duly organized, validly existing and in good standing under the laws of the state of Minnesota and has the power to carry on its business as it is now being conducted.

     b. Registration as Investment Company. The Acquired Fund is a series of the Corporation, registered under the 1940 Act as an open-end, management investment company.

     c. Capitalization. The Corporation has authorized capital of 10,000,000,000 shares of common stock, par value $0.01 per share. All of the outstanding shares have been duly authorized and are validly issued, fully paid and non-assessable. Since the Acquired Fund is engaged in the continuous offering and redemption of its shares, the number of outstanding shares may vary daily.

     d. Financial Statements. The audited financial statements as of the end of the last fiscal year, and the subsequent unaudited semi-annual financial statements, if any, (the "Acquired Fund Financial Statements") fairly present the financial position of the Acquired Fund, and the results of its operations and changes in its net assets for the periods shown.

     e. Authority Relative to the Agreement. The Corporation has the power to enter into and to carry out its obligations under this Agreement. The Agreement and the transactions contemplated by it have been duly authorized by the Board of Directors and no other proceedings by the Corporation or the Acquired Fund are necessary.

                                                               Exhibits - Page 5


     f. No Violation. The Corporation is not in violation of its Articles or in default in the performance of any material agreement to which it is a party. The execution of this Agreement and the completion of the transactions contemplated by it will not conflict with or constitute a breach of, any material contract to which the Acquired Fund is subject. Nor will the transactions result in any violation of the provisions of the Articles or any law, administrative regulation or administrative or court decree applicable to the Acquired Fund.

     g. Liabilities. There are no liabilities of the Acquired Fund other than:

     o  liabilities disclosed in the Acquired Fund Financial Statements,
     o liabilities incurred in the ordinary course of business subsequent to the date of the latest annual or semi-annual financial statements, or
     o liabilities previously disclosed to the Acquiring Fund, none of which has been materially adverse to the business, assets or results of operation of the Acquired Fund.

     h. Litigation. There is no litigation, administrative proceeding or investigation before any court or governmental body currently pending or, to the knowledge of the Acquired Fund, threatened, that would materially and adversely affect the Acquired Fund, its financial condition or the conduct of its business, or that would prevent or hinder completion of the transactions contemplated by this Agreement. The Acquired Fund knows of no facts that might form the basis for the institution of any such litigation, proceeding or investigation and is not a party to or subject to the provisions of any order, decree or judgment.

     i. Contracts. Except for contracts and agreements previously disclosed to the Corporation, the Acquired Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit.

     j. Taxes. The federal tax returns of the Acquired Fund have been filed for all taxable years since commencement of its operations. The Acquired Fund has qualified and will qualify as a regulated investment company under the Internal Revenue Code with respect to each taxable year since commencement of its operations.

     k. Fund Securities. All securities listed in the schedule of investments of the Acquired Fund as of the Closing will be owned by the Acquired Fund free and clear of any encumbrances, except as indicated in the schedule.

     l. Registration Statement. The Acquired Fund will cooperate with the Acquiring Fund and will furnish information relating to the Corporation and the Acquired Fund required in the Registration Statement. At the time the Registration Statement becomes effective, at the time of the shareholders' meeting and at the Closing, the Registration Statement, as it relates to the Corporation or the Acquired Fund, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading. However, the representations and warranties in this subsection apply only to statements in or omissions from the Registration Statement made in reliance upon information

                                                               Exhibits - Page 6

     furnished by the Corporation or the Acquired Fund for use in the Registration Statement.

7. Conditions to Obligations of the Corporation with Respect to the Acquired Fund. The obligations of the Corporation with respect to the Reorganization are subject to the satisfaction of the following conditions:

     a. Shareholder Approval. This Agreement will have been approved by the affirmative vote of the holders of the majority of the outstanding shares of common stock of the Acquired Fund voted at the meeting.

     b. Representations, Warranties and Agreements. The Corporation and the Acquired Fund will have complied with this Agreement and each of the representations and warranties in this Agreement will be true in all material respects as of the Closing. An officer of the Corporation will provide a certificate to the Acquiring Fund confirming that, as of the Closing, the representations and warranties set forth in Section 6 are true and correct and that there have been no material adverse changes in the financial condition, results of operations, business, properties or assets of the Acquired Fund since the date of its last financial statement, except as otherwise indicated in any financial statements, certified by an officer of the Corporation, and delivered to the Acquiring Fund on or prior to the last business day before the Closing.

     c. Regulatory Approvals.

     o The Registration Statement referred to in Section 5(l) will be effective and no stop orders under the 1933 Act will have been issued.
     o All necessary approvals, consents and exemptions from federal and state regulatory authorities will have been obtained.

     d. Tax Opinion. The Corporation will have received the opinion of Ropes & Gray dated as of the Closing, as to the federal income tax consequences of the Reorganization to the Acquiring Fund and its shareholders. For purposes of rendering their opinion, Ropes & Gray may rely, as to factual matters, upon the statements made in this Agreement, the proxy statement which will be distributed to the shareholders of the Acquired Fund, and other written representations as an officer of the Corporation will have verified as of Closing. The opinion of Ropes & Gray will be to the effect that: (i) neither the Acquired Fund nor the Acquiring Fund will recognize any gain or loss upon the transfer of the assets of the Acquired Fund to, and assumption of its liabilities by, the Acquiring Fund in exchange for shares of the Acquiring Fund and upon the distribution of the shares to the Acquired Fund shareholders in exchange for their shares of the Acquired Fund; (ii) the shareholders of the Acquired Fund who receive shares of the Acquiring Fund in the Reorganization will not recognize any gain or loss on the exchange of their shares of the Acquired Fund for the shares of the Acquiring Fund; (iii) the holding period and the basis of the shares received by the Acquired Fund shareholders will be the same as the holding period and the basis of the shares of the Acquired Fund surrendered in the exchange; (iv) the holding period and the basis of the assets acquired by the Acquiring Fund will

                                                               Exhibits - Page 7

     be the same as the holding period and the basis of the assets to the Acquired Fund immediately prior to the Reorganization.

     e. Opinion of Counsel. The Corporation will have received an opinion of counsel for the Acquired Fund, dated as of the Closing, to the effect that:
     (i) the Corporation is a corporation duly organized and validly existing under the laws of the state of Minnesota; (ii) the Acquired Fund is a series of the Corporation, an open-end investment company registered under the 1940 Act; (iii) this Agreement and the Reorganization have been duly authorized and approved by all requisite action of the Corporation and the Acquired Fund and this Agreement has been duly executed by, and is a valid and binding obligation of, the Corporation.

     f. Declaration of Dividend. The Corporation will have declared a dividend with respect to the Acquired Fund which, together with all previous dividends, will have the effect of distributing to the Acquired Fund's shareholders all of the Acquired Fund's investment company taxable income for the taxable years ending on or prior to the Closing (computed without regard to deduction for dividends paid) and all of its net capital gain realized in taxable years ending on or prior to the Closing (after reduction for capital loss carry forward).

8. Conditions to Obligations of the Corporation with Respect to the Acquiring Fund. The obligations of the Corporation with respect to the Reorganization are subject to the satisfaction of the following conditions:

     a. Shareholder Approval. This Agreement will have been approved by the affirmative vote of the holders of the majority of the outstanding shares of common stock of the Acquired Fund voted at the meeting.

     b. Representations, Warranties and Agreements. The Acquiring Fund will have complied with this Agreement and each of the representations and warranties in this Agreement will be true in all material respects as of the Closing. An officer of the Corporation will provide a certificate to the Acquired Fund confirming that, as of the Closing, the representations and warranties set forth in Section 5 are true and correct and that there have been no material adverse changes in the financial condition, results of operations, business, properties or assets of the Acquiring Fund since the date of its last financial statement, except as otherwise indicated in any financial statements, certified by an officer of the Corporation, and delivered to the Acquired Fund on or prior to the last business day before the Closing.

     c. Regulatory Approvals.

     o The Registration Statement referred to in Section 5(l) will be effective and no stop orders under the 1933 Act will have been issued.
     o All necessary approvals, consents and exemptions from federal and state regulatory authorities will have been obtained.

     d. Tax Opinion. The Corporation will have received the opinion of Ropes & Gray dated as of the Closing, as to the federal income tax consequences of the Reorganization to the Acquired Fund and its shareholders. For purposes of rendering

                                                               Exhibits - Page 8

     their opinion, Ropes & Gray may rely, as to factual matters, upon the statements made in this Agreement, the proxy statement which will be distributed to the shareholders of the Acquired Fund, and other written representations as an officer of the Corporation will have verified as of Closing. The opinion of Ropes & Gray will be to the effect that: (i) neither the Acquired Fund nor the Acquiring Fund will recognize any gain or loss upon the transfer of the assets of the Acquired Fund to, and assumption of its liabilities by, the Acquiring Fund in exchange for shares of the Acquiring Fund and upon the distribution of the shares to the Acquired Fund shareholders in exchange for their shares of the Acquired Fund; (ii) the shareholders of the Acquired Fund who receive shares of the Acquiring Fund in the Reorganization will not recognize any gain or loss on the exchange of their shares of the Acquired Fund for the shares of the Acquiring Fund; (iii) the holding period and the basis of the shares received by the Acquired Fund shareholders will be the same as the holding period and the basis of the shares of the Acquired Fund surrendered in the exchange; (iv) the holding period and the basis of the assets acquired by the Acquiring Fund will be the same as the holding period and the basis of the assets to the Acquired Fund immediately prior to the Reorganization.

     e. Opinion of Counsel. The Corporation will have received the opinion of counsel for the Acquiring Fund, dated as of the Closing, to the effect that: (i) the Corporation is a corporation duly organized and validly existing under the laws of the state of Minnesota; (ii) the Acquiring Fund is a series of the Corporation, an open-end investment company registered under the 1940 Act; (iii) this Agreement and the Reorganization have been authorized and approved by all requisite action of the Corporation and the Acquiring Fund and this Agreement has been duly executed by, and is a valid and binding obligation of, the Corporation; and (iv) the shares to be issued in the Reorganization are duly authorized and upon issuance in accordance with this Agreement will be validly issued, fully paid and non-assessable shares of the Acquiring Fund.

9.   Amendment;   Termination;   Non-Survival   of  Covenants,   Warranties  and
     Representations

     a. This Agreement may be amended in writing if authorized by the respective Boards of Directors. The Agreement may be amended at any time before or after approval by the shareholders of the Acquired Fund, but after shareholder approval, no amendment shall be made that substantially changes the terms of paragraphs 2 or 3.

     b. At any time prior to the Closing, any of the parties may waive in writing (i) any inaccuracies in the representations and warranties made to it and (ii) compliance with any of the covenants or conditions made for its benefit. However, neither party may waive the requirement to obtain shareholder approval or the requirement to obtain a tax opinion.

     c. The Corporation may terminate this Agreement at any time prior to the Closing by notice to the Acquiring Fund if a material condition to its performance or a material covenant of the Corporation on behalf of the Acquiring Fund is not fulfilled on or

                                                               Exhibits - Page 9

     before the date specified for its fulfillment or a material breach of this Agreement is made by the Corporation on behalf of the Acquiring Fund and is not cured.

     d. The Corporation may terminate this Agreement at any time prior to the Closing by notice to the Acquired Fund if a material condition to its performance or a material covenant of the Corporation on behalf of the Acquired Fund is not fulfilled on or before the date specified for its fulfillment or a material breach of this Agreement is made by the Corporation on behalf of the Acquired Fund and is not cured.

     e. This Agreement may be terminated by any party at any time prior to the Closing, whether before or after approval by the shareholders of the Acquired Fund, without any liability on the part of either party or its respective directors, officers, or shareholders, on written notice to the other party, and shall be terminated without liability as of the close of business on March 31, 2003, or a later date agreed upon by the parties, if the Closing is not on or prior to that date.

     f.  The  representations,   warranties  and  covenants  contained  in  this
     Agreement, or in any document delivered in connection with this Agreement, will survive the Reorganization.

10. Expenses. Each party will pay its respective expenses of entering into and carrying out the provisions of this Agreement whether or not the Reorganization is completed, provided, however, that American Express Financial Corporation will pay the costs of any resolicitation expenses over and above the initial solicitation necessary to achieve shareholder approval.

11.  General.

     a. Headings. The headings contained in this Agreement are for reference purposes only and will not affect the meaning or interpretation of this Agreement. Nothing in this Agreement is intended to confer upon any other person any rights or remedies by reason of this Agreement.

     b. Governing Law. This Agreement will be governed by the laws of the state of Minnesota.

12.  Indemnification.
     Each party will indemnify and hold the other and its officers and directors (each an "Indemnitee") harmless from and against any liability or other cost and expense, in connection with the defense or disposition of any action, suit, or other proceeding, before any court or administrative or investigative body in which the Indemnitee may be involved as a party, with respect to actions taken under this Agreement. However, no Indemnitee will be indemnified against any liability or expense arising by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Indemnitee's position.

                                                              Exhibits - Page 10

IN WITNESS WHEREOF, each of the parties has caused this Agreement to be signed.

 AXP Market Advantage Series, Inc.
         on behalf of AXP Nasdaq 100 Index Fund



By
   ------------------------
         Leslie L. Ogg
         Vice President


AXP Market Advantage Series, Inc.
         on behalf of AXP S&P 500 Index Fund



By
   ------------------------
         Leslie L. Ogg
         Vice President

                                                              Exhibits - Page 11


                                                                       Exhibit 2

                         Matters Subject to Approval at
                    Regular Meeting of AXP S&P 500 Index Fund

In addition to voting on proposals to elect Board members and to amend the Articles of Incorporation, S&P 500 Index Fund shareholders will consider the following issue:

                           APPROVE OR REJECT A POLICY
             AUTHORIZING AEFC, WITH APPROVAL OF THE BOARD, TO RETAIN
                 AND REPLACE SUBADVISERS, OR MODIFY SUBADVISORY
               AGREEMENTS, WITHOUT OBTAINING SHAREHOLDER APPROVAL

AEFC serves as the investment adviser and administrator of the fund. For certain funds, AEFC makes the day-to-day investment decisions for the fund. For other funds, it does not. Instead, AEFC administers the fund, establishes an investment program for the fund and selects, compensates and evaluates the fund's subadviser. The subadviser, in turn, makes the day-to-day investment decisions for the fund. For each of the funds, in the future, AEFC, with the approval of the Board, may wish to hire, add or change a subadviser to handle the day-to-day investment decisions.

Shareholder Approval of Subadvisory Agreements. Federal securities laws generally require that shareholders approve agreements with a fund's subadviser, as well as with the investment manager. Shareholder action also is required if the terms of existing agreements are materially changed or if there is a change in control of the subadviser. In order to obtain shareholder approval, the fund must call and conduct a shareholder meeting, prepare and distribute proxy materials, and solicit votes from shareholders. The process is costly and time-consuming. The Board believes that it is in shareholders' best interests if the Board represents their interests in approving or rejecting recommendations made by AEFC regarding subadvisers. This approach will avoid the cost and time delay associated with holding shareholder meetings to obtain approval for the changes.

SEC Exemptive Order. On July __, 2002, the Securities and Exchange Commission (the "SEC") granted the fund an order exempting it from the federal securities law requirements to obtain shareholder approval regarding subadvisers (the "SEC Order"). The SEC Order permits the fund to hire new subadvisers, to rehire existing subadvisers that have experienced a change in control and to modify subadvisory agreements, without the approval of shareholders.

Under the SEC Order, the fund and AEFC are subject to several conditions imposed by the SEC to ensure that the interests of the fund's shareholders are adequately protected. In addition, within 90 days of a change to your fund's subadvisory arrangements, the fund will provide you with an information statement that contains substantially the same information about the subadviser, the subadvisory agreement and the subadvisory fee that the fund would be required to send to you in a proxy statement.

                                                              Exhibits - Page 12

Shareholder approval of this proposal will not result in an increase or decrease in the total amount of investment advisory fees paid by the fund to AEFC. AEFC, directly or through subadvisers, will continue to provide the same level of management and administrative services to the fund as it has always provided.

The SEC Order applies to at least the following situations:

o AEFC recommends that a fund's management be diversified by adding another subadviser
o AEFC recommends that a subadviser be removed for substandard performance and replaced with a different subadviser
o    There is a change of control of the subadviser

Comparison of Present and Proposed Selection Process for Subadvisers. Under both the current process for approval of subadvisory agreements and under the proposed process, any change in a subadvisory agreement requires approval by the Board. In considering whether to appoint a subadviser, the Board will analyze the factors it considers relevant, including:

o The nature, quality and scope of services provided by a subadviser to investment companies comparable to the fund.
o The ability of the subadviser to provide its services to the fund, as well as its personnel, operations, financial condition or any other factor that would affect the provision of those services.
o The subadviser's investment performance with respect to accounts that are comparable.
o Other factors that the Board considers relevant to the subadviser's performance as an investment adviser.

Under the current process for approval of subadvisory agreements, in addition to Board approval, shareholders must approve any change in subadvisory agreements. This shareholder approval would be eliminated under the proposed process for approval of subadvisory agreements.

If the policy is approved, all subadvisory agreements will be for a period of one year and will be renewable from year to year, if approved by the Board. The agreements may be terminated without penalty by the Board, AEFC, a vote of shareholders, or the subadviser on 60 days notice.

Board Recommendation and Vote Required. The Board recommends that shareholders approve the policy. The change must be approved by the lesser of (a) a majority of the fund's outstanding shares or (b) 67% of the shares voted at the meeting, so long as more than 50% of the shares actually vote. If the change is not approved, the fund will continue to require shareholder approval of changes in subadvisory relationships.

                                                              Exhibits - Page 13


                                                                       Exhibit 3

                       Minnesota Business Corporation Act
                         Sections 302A.471 and 302A.473

Minnesota law requires that we provide you with a copy of the state law on dissenters' rights. Notwithstanding the provisions of the law set out below, the SEC has taken the position that use of state appraisal procedures by a registered mutual fund such as the Fund would be a violation of Rule 22c-1, the forward pricing rule, under the 1940 Act. As a result, if any shareholder elects to exercise dissenters' rights under Minnesota law, the Fund intends to submit this question to a court of competent jurisdiction. In that event, a dissenting shareholder would not receive any payment until the end of the court proceeding.

302A.471.  Rights of dissenting shareholders

Subdivision 1. Actions creating rights. A shareholder of a corporation may dissent from, and obtain payment for the fair value of the shareholder's shares in the event of, any of the following corporate actions:

(a) An amendment of the articles that materially and adversely affects the rights or preferences of the shares of the dissenting shareholder in that it:

     (1)  alters or abolishes a preferential right of the shares;
     (2) creates, alters, or abolishes a right in respect of the redemption of the shares, including a provision respecting a sinking fund for the redemption or repurchase of the shares;
     (3) alters or abolishes a preemptive right of the holder of the shares to acquire shares, securities other than shares, or rights to purchase shares or securities other than shares;
     (4) excludes or limits the right of a shareholder to vote on a matter, or to cumulate votes, except as the right may be excluded or limited through the authorization or issuance of securities of an existing or new class or series with similar or different voting rights; except that an amendment to the articles of an issuing public corporation that provides that section 302A.671 does not apply to a control share acquisition does not give rise to the right to obtain payment under this section;

(b) A sale, lease, transfer, or other disposition of all or substantially all of the property and assets of the corporation, but not including a transaction permitted without shareholder approval in section 302A.661, subdivision 1, or a disposition in dissolution described in section 302A.725, subdivision 2, or a disposition pursuant to an order of a court, or a disposition for cash on terms requiring that all or substantially all of the net proceeds of disposition be distributed to the shareholders in accordance with their respective interests within one year after the date of disposition;
(c) A plan of merger, whether under this chapter or under chapter 322B, to which the corporation is a party, except as provided in subdivision 3;
(d) A plan of exchange, whether under this chapter or under chapter 322B, to which the corporation is a party as the corporation whose shares will be acquired by the

                                                              Exhibits - Page 14


     acquiring corporation, if the shares of the shareholder are entitled to be voted on the plan; or
(e) Any other corporate action taken pursuant to a shareholder vote with respect to which the articles, the bylaws, or a resolution approved by the board directs that dissenting shareholders may obtain payment for their shares.

Subdivision 2.  Beneficial owners.

(a) A shareholder shall not assert dissenters' rights as to less than all of the shares registered in the name of the shareholder, unless the shareholder dissents with respect to all the shares that are beneficially owned by another person but registered in the name of the shareholder and discloses the name and address of each beneficial owner on whose behalf the shareholder dissents. In that event, the rights of the dissenter shall be determined as if the shares as to which the shareholder has dissented and the other shares were registered in the names of different shareholders.
(b) The beneficial owner of shares who is not the shareholder may assert dissenters' rights with respect to shares held on behalf of the beneficial owner, and shall be treated as a dissenting shareholder under the terms of this section and section 302A.473, if the beneficial owner submits to the corporation at the time of or before the assertion of the rights a written consent of the shareholder.

Subdivision 3.  Rights not to apply.

(a) Unless the articles, the bylaws, or a resolution approved by the board otherwise provide, the right to obtain payment under this section does not apply to a shareholder of the surviving corporation in a merger, if the shares of the shareholder are not entitled to be voted on the merger.
(b) If a date is fixed according to section 302A.445, subdivision 1, for the determination of shareholders entitled to receive notice of and to vote on an action described in subdivision 1, only shareholders as of the date fixed, and beneficial owners as of the date fixed who hold through shareholders, as provided in subdivision 2, may exercise dissenters' rights.

Subdivision 4. Other rights. The shareholders of a corporation who have a right under this section to obtain payment for their shares do not have a right at law or in equity to have a corporate action described in subdivision 1 set aside or rescinded, except when the corporate action is fraudulent with regard to the complaining shareholder or the corporation.

302A.473.  Procedures for asserting dissenters' rights

Subdivision 1.  Definitions.

(a) For purposes of this section, the terms defined in this subdivision have the meanings given them.
(b) "Corporation" means the issuer of the shares held by a dissenter before the corporate action referred to in section 302A.471, subdivision 1 or the successor by merger of that issuer.

                                                              Exhibits - Page 15


(c) "Fair value of the shares" means the value of the shares of a corporation immediately before the effective date of the corporate action referred to in section 302A.471, subdivision 1.
(d) "Interest" means interest commencing five days after the effective date of the corporate action referred to in section 302A.471, subdivision 1, up to and including the date of payment, calculated at the rate provided in section 549.09 for interest on verdicts and judgments.

Subdivision 2. Notice of action. If a corporation calls a shareholder meeting at which any action described in section 302A.471, subdivision 1 is to be voted upon, the notice of the meeting shall inform each shareholder of the right to dissent and shall include a copy of section 302A.471 and this section and a brief description of the procedure to be followed under these sections.

Subdivision 3. Notice of dissent. If the proposed action must be approved by the shareholders, a shareholder who is entitled to dissent under section 302A.471 and who wishes to exercise dissenters' rights must file with the corporation before the vote on the proposed action a written notice of intent to demand the fair value of the shares owned by the shareholder and must not vote the shares in favor of the proposed action.

Subdivision 4.  Notice of procedure; deposit of shares.

(a) After the proposed action has been approved by the board and, if necessary, the shareholders, the corporation shall send to all shareholders who have complied with subdivision 3 and to all shareholders entitled to dissent if no shareholder vote was required, a notice that contains:

     (1) The address to which a demand for payment and certificates of certificated shares must be sent in order to obtain payment and the date by which they must be received;
     (2) Any restrictions on transfer of uncertificated shares that will apply after the demand for payment is received;
     (3) A form to be used to certify the date on which the shareholder, or the beneficial owner on whose behalf the shareholder dissents, acquired the shares or an interest in them and to demand payment; and
     (4) A copy of section 302A.471 and this section and a brief description of the procedures to be followed under these sections.

(b) In order to receive the fair value of the shares, a dissenting shareholder must demand payment and deposit certificated shares or comply with any restrictions on transfer of uncertificated shares within 30 days after the notice required by paragraph (a) was given, but the dissenter retains all other rights of a shareholder until the proposed action takes effect.

Subdivision 5.  Payment; return of shares.

(a) After the corporate action takes effect, or after the corporation receives a valid demand for payment, whichever is later, the corporation shall remit to each dissenting shareholder who has complied with subdivisions 3 and 4 the amount the corporation estimates to be the fair value of the shares, plus interest, accompanied by:

                                                              Exhibits - Page 16


     (1) The corporation's closing balance sheet and statement of income for a fiscal year ending not more than 16 months before the effective date of the corporate action, together with the latest available interim financial statements;
     (2) An estimate by the corporation of the fair value of the shares and a brief description of the method used to reach the estimate; and
     (3) A copy of section 302A.471 and this section, and a brief description of the procedure to be followed in demanding supplemental payment.

(b) The corporation may withhold the remittance described in paragraph (a) from a person who was not a shareholder on the date the action dissented from was first announced to the public or who is dissenting on behalf of a person who was not a beneficial owner on that date. If the dissenter has complied with subdivisions 3 and 4, the corporation shall forward to the dissenter the materials described in paragraph (a), a statement of the reason for withholding the remittance, and an offer to pay to the dissenter the amount listed in the materials if the dissenter agrees to accept that amount in full satisfaction. The dissenter may decline the offer and demand payment under subdivision 6. Failure to do so entitled the dissenter only to the amount offered. If the dissenter makes demand, subdivision 7 and 8 apply.
(c) If the corporation fails to remit payment within 60 days of the deposit of certificates or the imposition of transfer restrictions on uncertificated shares, it shall return all deposited certificates and cancel all transfer restrictions. However, the corporation may again give notice under subdivision 4 and require deposit or restrict transfer at a later time.

Subdivision 6. Supplemental payment; demand. If a dissenter believes that the amount remitted under subdivision 5 is less than the fair value of the shares plus interest, the dissenter may give written notice to the corporation of the dissenter's own estimate of the fair value of the shares, plus interest, within 30 days after the corporation mails the remittance under subdivision 5, and demand payment of the difference. Otherwise, a dissenter is entitled only to the amount remitted by the corporation.

Subdivision 7. Petition; determination. If the corporation receives a demand under subdivision 6, it shall, within 60 days after receiving the demand, either pay to the dissenter the amount demanded or agreed to by the dissenter after discussion with the corporation or file in a court a petition requesting that the court determine the fair value of the shares, plus interest. The petition shall be filed in the county in which the registered office of the corporation is located, except that a surviving foreign corporation that receives a demand relating to the shares of a constituent domestic corporation shall file the petition in the county in this state in which the last registered office of the constituent corporation was located. The petition shall name as parties all dissenters who have demanded payment under subdivision 6 and who have not reached agreement with the corporation. The corporation shall, after filing the petition, serve all parties with a summons and copy of the petition under the rules of civil procedure. Nonresidents of this state may be served by registered or certified mail or by publication as provided by law. Except as otherwise provided, the rules of civil procedures apply to this proceeding. The jurisdiction of the court is plenary and exclusive. The court may appoint appraisers, with powers

                                                              Exhibits - Page 17


     and authorities the court deems proper, to receive evidence on and recommend the amount of the fair value of the shares. The court shall determine whether the shareholder or shareholders in question have fully complied with the requirements of this section, and shall determine the fair value of the shares, taking into account any and all factors the court finds relevant, computed by any method or combination of methods that the court, in its discretion, sees fit to use, whether or not used by the corporation or by a dissenter. The fair value of the shares as determined by the court is binding on all shareholders, wherever located. A dissenter is entitled to judgment in cash for the amount by which the fair value of the shares as determined by the court, plus interest, exceeds the amount, if any, remitted under subdivision 5, but shall not be liable to the corporation for the amount, if any, by which the amount, if any, remitted to the dissenter under subdivision 5 exceeds the fair value of the shares as determined by the court, plus interest.

Subdivision 8.  Costs; fees; expenses.

(a) The court shall determine the costs and expenses of a proceeding under subdivision 7, including the reasonable expenses and compensation of any appraisers appointed by the court, and shall assess those costs and expenses against the corporation, except that the court may assess part or all of those costs and expenses against a dissenter whose action in demanding payment under subdivision 6 is found to be arbitrary, vexatious, or not in good faith.
(b) If the court finds that the corporation has failed to comply substantially with this section, the court may assess all fees and expenses of any experts or attorneys as the court deems equitable. These fees and expenses may also be assessed against a person who has acted arbitrarily, vexatiously, or not in good faith in bringing the proceeding, and may be awarded to a party injured by those actions.
(c) The court may award, in its discretion, fees and expenses to an attorney for the dissenters out of the amount awarded to the dissenters, if any.

                                                                       Exhibit 4

                            AXP(R) S&P 500 INDEX FUND

                                   Prospectus
                                  April 1, 2002



Please note that the Fund:

o is not a bank deposit
o is not federally insured
o is not endorsed by any bank or government agency
o is not guaranteed to achieve its goal

Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

TAKE A CLOSER LOOK AT:
The Fund
Goal
Principal Investment Strategies
Principal Risks
Past Performance
Fees and Expenses
Investment Manager
Buying and Selling Shares
Valuing Fund Shares
Investment Options
Purchasing Shares
Transactions Through Third Parties
Exchanging/Selling Shares
Distributions and Taxes
Financial Highlights

The Fund

GOAL
The Fund seeks to provide shareholders with long-term capital appreciation. Because any investment involves risk, achieving the goal cannot be guaranteed.

                                      AXP S&P 500 Index Fund Prospectus - Page 2


PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in securities that are expected to provide investment results that correspond to the performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500). An index is an unmanaged group of securities whose overall performance is used as a standard to measure investment performance. The Fund is not managed according to traditional methods of "active" investment management. Instead, it follows a passive or indexing investment approach in an attempt to mirror the performance of an index. Keep in mind that an index fund has operating expenses and transaction costs, while an index does not. This means that, while an index fund may track its index closely, it is typically unable to match the performance of the index exactly. While there is no guarantee, the investment manager expects the correlation between the Fund and its index to be at least .95. A correlation of 1.00 means the return of the Fund can be completely explained by the return of the index.

The Fund seeks to provide investment results that correspond to the total return (the combination of appreciation and income) of large-capitalization stocks of U.S. companies. The Fund invests in common stocks included in the S&P 500. The S&P 500 is made up primarily of large-capitalization companies that represent a broad spectrum of the U.S. economy.

The Fund normally will invest in all stocks in the S&P 500 in roughly the same proportions as their weightings in the index. For example, if 5% of the S&P 500 is made up of a stock of a particular company, the Fund normally will invest approximately 5% of its assets in that company. This strategy is known as "full replication." Although the Fund attempts to replicate the S&P 500, there may be times when the Fund and the index do not match exactly. The investment manager may purchase stocks not included in the S&P 500 when it believes it would be a cost efficient way of approximating the S&P 500's performance to do so, for example, in anticipation of a stock being added to the index.

Indexing Strategies
The investment manager may use various techniques, such as buying and selling options and futures contracts, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. The Fund normally will invest at least 80% of its total assets in securities that are contained in the index. The investment manager will monitor the performance of the Fund against the index and will adjust the Fund's holdings, as necessary, to minimize tracking error. In the event a correlation of .95 or better is not achieved, the Fund's board will consider alternative arrangements.

                                      AXP S&P 500 Index Fund Prospectus - Page 3


The Fund may change its target index for a different index if the current index is discontinued or if the Fund's board believes a different index would better enable the Fund to match the performance of the market segment represented by the current index. The substitute index will measure the same general segment of the market as the current index.

The Fund may hold cash or its equivalent or invest in investment grade short-term fixed income securities. Although index funds, by their nature, tend to be tax-efficient investments, the Fund generally is managed without regard to tax efficiency.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

o    The security continues to be included in the index,
o Corporate actions have affected the company's security (such as corporate reorganizations, mergers or acquisitions),
o A company's market weighting otherwise changes with respect to the index, and
o Timing of cash flows in and out of the Fund require the investment manager to sell a security.

For more information on investment strategies and the indexes, please refer to the Statement of Additional Information (SAI).

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)" and "Standard & Poor's 500(R)," are trademarks of The McGraw-Hill Companies, Inc. These trademarks have been licensed for use by American Express Financial Advisors Inc. The Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's or any of their subsidiaries or affiliates (the "Licensors") and the Licensors make no representation regarding the advisability of investing in the Fund.

PRINCIPAL RISKS
Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

         Market Risk
         Tracking Error Risk
         Sector/Concentration Risk

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

                                      AXP S&P 500 Index Fund Prospectus - Page 4


Tracking Error Risk
The Fund may not track the index perfectly because differences between the index and the Fund's portfolio can cause differences in performance. The investment manager purchases securities and other instruments in an attempt to replicate the performance of the index. However, the tools that the investment manager uses to replicate the index are not perfect and the Fund's performance is affected by factors such as the size of the Fund's portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the Fund and changes in the index.

In addition, the returns from a specific type of security (for example, large-cap stocks) may trail returns from other asset classes or the overall market. Each type of security will go through cycles of doing better or worse than stocks or bonds in general. These periods may last for several years.

Sector/Concentration Risk
The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund's performance, it may be more susceptible to a single economic, political or regulatory occurrence than a diversified fund. In addition, in tracking an index, the Fund may have a considerable portion of its assets invested in one or more sectors of the market. This may lead to a greater market fluctuation than would occur with a fund invested in a wider spectrum of industries. The Fund will invest more than 25% of its total assets in a particular industry only if necessary to track its respective index.

PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance has varied for each full calendar year that the Fund has existed, and
o how the Fund's average annual total returns compare to recognized indexes. How the Fund has performed in the past does not indicate how the Fund will perform in the future.

                  Class D Performance (based on calendar years)
                                                                 -10.04% -12.42%

1992    1993    1994    1995    1996    1997     1998     1999     2000    2001

                                      AXP S&P 500 Index Fund Prospectus - Page 5


During the period shown in the bar chart, the highest return for a calendar quarter was +10.71% (quarter ending December 2001) and the lowest return for a calendar quarter was -14.92% (quarter ending September 2001).

The Fund's year to date return as of Dec. 31, 2001 was -12.42%.

The performance of Class E may vary from that shown above because of differences in fees.

               Average Annual Total Returns (as of Dec. 31, 2001)
                                                      1 year     Since inception
Class D
         Return before taxes                          -12.42%       -4.92%(a)
         Return after taxes on distributions          -12.74%       -5.20%(a)
         Return after taxes on distributions
         and sale of fund shares                       -7.47%       -4.02%(a)
Class E
         Return before taxes                          -12.24%       -4.65%(a)
S&P 500 Index                                         -11.87%       -6.45%(b)
Lipper S&P 500 Funds Index                            -12.21%       -6.74%(b)

(a) Inception date was Oct. 25, 1999.
(b) Measurement period started Nov. 1, 1999.

Before-Tax Returns
This table shows total returns from hypothetical investments in Class D and Class E shares of the Fund. These returns are compared to the unmanaged indexes shown for the same periods. The performance of Class D will vary from Class E because of differences in fees. For purposes of this calculation we assumed no adjustments for taxes paid by an investor on the reinvested income and capital gains. The indexes reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

After-Tax Returns
After-tax returns are shown only for Class D shares. After-tax returns for Class E will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rate (currently 39.1%) and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The Return After Taxes on Distributions for a period may be the same as the Return Before Taxes for the same period if there are no distributions or the distributions are small. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return Before Taxes for the same period if there was a tax loss realized on the sale of Fund shares.

                                      AXP S&P 500 Index Fund Prospectus - Page 6

The benefit of the tax loss (since it can be used to offset other gains) results in a higher return.

For a description of the S&P 500, refer to the section entitled "Principal Investment Strategies." Lipper S&P 500 Funds Index is an index published by Lipper Inc. The index includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

FEES AND EXPENSES
Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees(a) (fees paid directly from your investment):
                                                               Class D   Class E
Maximum sales charge (load) on purchases(b)
(as a percentage of offering price)                               0%        0%
Annual index account fee
(for accounts under $10,000)                                     $10       $10

Annual Fund operating expenses (expenses that are deducted from Fund assets)
As a percentage of average daily net assets:
                                                               Class D   Class E
Management fees                                                 0.24%     0.24%
Distribution (12b-1) fees(c)                                    0.25%     0.00%
Other expenses(d)                                               0.48%     0.48%
Total(e)                                                        0.97%     0.72%
Fee waiver/expense reimbursement                                0.33%     0.33%
Net expenses                                                    0.64%     0.39%

(a) A wire transfer charge, currently $15, may be deducted from your brokerage account for wire transfers made at your request.
(b) There are no sales loads; however, the Fund charges a redemption fee of 0.50% on shares redeemed within 180 days of purchase.
(c) 12b-1 fees are paid out of the Fund's assets on an ongoing basis. Over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
(d) Other expenses include an administrative services fee, a transfer agency fee and other nonadvisory expenses.
(e) The Advisor and the Transfer Agent have agreed to waive certain fees and to absorb certain other Fund expenses until Jan. 31, 2003. Under this agreement, net expenses for Class D will not exceed 0.64%. Net expenses for Class E will not exceed 0.39%.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Assume you invest $10,000 and the Fund earns a 5% annual return. The operating expenses remain the same each year. If you sell your shares at the end of the years shown, your costs would be:

                                      AXP S&P 500 Index Fund Prospectus - Page 7

                          1 year      3 years       5 years       10 years
Class D                    $65         $276          $505          $1,164
Class E                     40          197           369             867

This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.

INVESTMENT MANAGER
James M. Johnson Jr., CFA, co-portfolio manager, joined American Express Financial Corporation (AEFC) in 1994 as an equity quantitative analyst. He began managing portfolios for American Express Asset Management Group in 1996. He became portfolio manager of the Fund in 1999. He also serves as portfolio manager of AXP Blue Chip Advantage Fund and AXP Variable Portfolio - Blue Chip Advantage Fund. He serves as co-portfolio manager of AXP Small Company Index Fund, Total Return Portfolio and AXP Variable Portfolio - S&P 500 Index Fund.

David Factor, CFA, co-portfolio manager, joined AEFC in 1990. He began managing the Fund in September 2001. He has worked in several areas of the company, including variable assets, where he participated in the planning, forecasting, and strategic operating plans for variable annuities and conducted financial reporting and analysis. David was promoted to quantitative analyst in 1999. He holds a BSB in accounting from the University of Minnesota and received his CPA in 1985. He also serves as co-portfolio manager of AXP Small Company Index Fund and AXP Variable Portfolio - S&P 500 Index Fund.

The Fund pays AEFC a fee for managing its assets. Under the Investment Management Services Agreement, the fee for the most recent fiscal year was 0.24% of its average daily net assets. Under the Agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses. AEFC or an affiliate may make payments from its own resources, which include profits from management fees paid by the Fund, to compensate broker-dealers or other persons for providing distribution assistance. AEFC, located at 200 AXP Financial Center, Minneapolis, MN 55474, is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285.

The Fund has applied for an order from the Securities and Exchange Commission to permit AEFC, subject to the approval of the Board of Directors, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. Before the Fund may rely on the order, a majority of the Fund's outstanding voting securities will need to approve operating the Fund in this manner. If the order is granted and shareholder approval is received, the Fund will be able to add or change subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. There is no assurance the order will be granted and shareholder approval will be received, and no changes will be made until that time.

                                      AXP S&P 500 Index Fund Prospectus - Page 8


Buying and Selling Shares

VALUING FUND SHARES
The public offering price for a single Fund share is the net asset value (NAV). The NAV is the value of a single Fund share. The NAV usually changes daily, and is calculated at the close of business of the New York Stock Exchange, normally 3 p.m. Central Time (CT), each business day (any day the New York Stock Exchange is open).

Fund shares may be purchased through various third-party organizations, including 401(k) plans, banks, brokers and investment advisers. Where authorized by the Fund, orders will be priced at the NAV next computed after receipt by the organization or their selected agent.

The Fund's investments are valued based on market quotations, or where market quotations are not readily available, based on methods selected in good faith by the board. If the Fund's investment policies permit it to invest in securities that are listed on foreign stock exchanges that trade on weekends or other days when the Fund does not price its shares, the value of the Fund's underlying investments may change on days when you could not buy or sell shares of the Fund. Please see the SAI for further information.

INVESTMENT OPTIONS
1. Class D shares are sold without a sales charge through wrap fee programs or other investment products sponsored by an authorized broker-dealer, investment adviser, bank or other investment professional. Shareholders pay a 12b-1 fee of 0.25% for distribution services, including the services provided by investment professionals.
2. Class E shares are sold without a sales charge or 12b-1 fee through American Express brokerage accounts and qualifying institutional accounts.

Institutional investors should refer to the SAI to determine eligibility to invest in Class E.

PURCHASING SHARES
You may purchase shares of the Fund in a wrap fee product, a brokerage account (including online brokerage) or a qualifying institutional account. If you are investing through a wrap fee program or an entity other than American Express Financial Advisors Inc., some of the instructions, minimums, policies and cutoff times for investments may be different. You should contact your selling agent for more details. The following section explains how you can purchase shares from American Express Financial Advisors (the Distributor).

If you do not have a mutual fund account, you will need to establish one. Contact your financial advisor or visit our Web site to establish an account.

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

                                      AXP S&P 500 Index Fund Prospectus - Page 9


If you do not provide and certify the correct TIN, you could be subject to backup withholding of 30% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o    a $50 penalty for each failure to supply your correct TIN,
o a civil penalty of $500 if you make a false statement that results in no backup withholding, and
o    criminal penalties for falsifying information.

You also could be subject to backup withholding, if the IRS notifies us to do so, because you failed to report required interest or dividends on your tax return. For details on TIN requirements, contact your financial advisor to obtain a copy of federal Form W-9, "Request for Taxpayer Identification Number and Certification." You also may obtain the form on the Internet at (http://www.irs.gov/).

The Fund and the Distributor reserve the right to refuse any purchase, including those that appear to be associated with short-term trading activities.

Methods of purchasing shares
--------------------------------------------------------------------------------
1 By regular or express mail:

Mail checks (along with any applications) to:

American Express Funds
70400 AXP Financial Center
Minneapolis, MN  55474

--------------------------------------------------------------------------------
2 By internet:

Complete a brokerage account application online (www.americanexpress.com/trade) and mail the application to:

American Express Funds
70400 AXP Financial Center
Minneapolis, MN  55474

Corporations and other organizations should contact the Distributor at (800) 658-4677 to determine what additional forms may be necessary to open a brokerage account.

--------------------------------------------------------------------------------
3 By telephone:

You may use money in your brokerage account to make initial and subsequent purchases. To place your order, call:

(800) 967-4377 for Wrap accounts,
(800) 872-4377 for Brokerage accounts, or
(800) 658-4677 for Online brokerage accounts.

You must have money available in your brokerage account in order to purchase Fund shares.

                                     AXP S&P 500 Index Fund Prospectus - Page 10

--------------------------------------------------------------------------------
4 By wire:

Once your account is established, you may wire money into your brokerage account:

Wells Fargo Bank Minnesota, N.A.
Minneapolis, MN  55479
Routing Transit No. 091000019

Give these instructions:

Credit American Enterprise Investment Services Account #0001065930 for brokerage account # (your brokerage account number) for (your name). Please remember that you need to provide all 10 digits.

For instructions on how to wire money for wrap accounts, call (800) 967-4377.

Minimum wire amount:       $1,000

Minimum Fund investment requirements
Your initial investment in the Fund may be as low as $2,000 ($1,000 for custodial accounts, Individual Retirement Accounts (IRAs) and certain other retirement plans). The minimum subsequent investment is $500 for all ownerships. After the minimum initial investment has been met, the minimums for systematic purchases are $100.

Minimum balance account requirements and annual account fee
The Fund reserves the right to sell your shares if, as a result of sales, the aggregate value of your holdings in the Fund drops below $1,000 ($500 for custodial accounts, IRAs and certain other retirement plans). You will be notified in writing 30 days before the Fund takes such action to allow you to increase your holdings to the minimum level. If you close your brokerage account, the Fund will automatically sell your shares and mail the proceeds to you.

An annual account fee of $10 will be assessed on accounts whose balances are below $10,000 (for any reason, including market fluctuation). The fee may be deducted from either your year-end dividend distribution or through a redemption of shares. If your distribution is less than the fee, fractional shares will be redeemed to cover the difference. If the fee is deducted from your dividend distribution, you will still be taxed on the full amount of the dividend. This fee will not apply to certain qualifying institutional investors.

When and at what price shares will be purchased
Once your request is received and accepted by the Fund, your order will be priced at the next calculated NAV. See "Valuing Fund Shares."

TRANSACTIONS THROUGH THIRD PARTIES
You may buy or sell shares through certain 401(k) plans, banks, broker-dealers, financial advisors or other investment professionals. These organizations may charge you a fee for this service and may have different policies. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. The Fund and the Distributor are not responsible for the failure of one of these organizations to carry out its obligations to its customers. Some organizations may receive compensation from the Distributor or its affiliates for shareholder recordkeeping and similar services. Where authorized by the Fund, some organizations may designate selected agents to accept purchase or sale orders on the

                                     AXP S&P 500 Index Fund Prospectus - Page 11

Fund's behalf. To buy or sell shares through third parties or to determine if there are policy differences, please consult your selling agent. For other pertinent information related to buying or selling shares, please refer to the appropriate section in the prospectus.

EXCHANGING/SELLING SHARES
There are no sales loads; however, the Fund charges a redemption fee on shares sold or exchanged within 180 days of purchase. This fee does not apply to qualifying institutional investors or to shares held in a wrap account.

Exchanging Shares
You may make up to four exchanges (two round trips) per calendar year. You can exchange your shares of the Fund for shares of the same class of other AXP index funds at any time. Your exchange will be priced at the next NAV calculated after we receive your transaction request in good order. When exchanging into another fund you must meet that fund's minimum investment requirements.

The Distributor and the Fund reserve the right to reject any purchase orders, including exchanges, limit the number or amount, or modify or discontinue the exchange privilege to prevent abuse or adverse effects on the Fund and its shareholders. For example, if exchanges are too numerous or too large, they may disrupt the Fund's investment strategies or increase its costs.

The Fund does not permit market-timing. Do not invest in the Fund if you are a market timer.

Selling Shares
You may sell your shares at any time. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after receipt by the Distributor of proper sale instructions, as follows:

Normally, payment for shares sold will be credited directly to your brokerage account on the next business day. However, the Fund may delay payment, but no later than seven days after the Distributor receives your selling instructions in proper form. Sale proceeds will be held in your brokerage account or mailed to you according to your account instructions.

If you recently purchased shares by check, your sale proceeds may be held in your brokerage account until your check clears (which may take up to 10 days from the purchase date) before a check is mailed to you.

The Fund reserves the right to redeem in kind.

To sell or exchange shares held through entities other than American Express Financial Advisors, please consult your selling agent. The following section explains how you can exchange or sell shares held directly with American Express Financial Advisors.

Four ways to request an exchange or sale of shares

--------------------------------------------------------------------------------
1 By regular or express mail:

You may request an exchange or sale by writing to:

American Express Funds

                                     AXP S&P 500 Index Fund Prospectus - Page 12


70400 AXP Financial Center
Minneapolis, MN  55474

o The express mail delivery charges you pay will vary depending on the courier you select.

--------------------------------------------------------------------------------
 2 By internet:

If you have a brokerage account you may exchange or sell shares from our Web site at (www.americanexpress.com/trade).

--------------------------------------------------------------------------------
3 By telephone:

You may exchange or sell shares by calling:

(800) 967-4377 for Wrap accounts,
(800) 872-4377 for Brokerage accounts, or
(800) 658-4677 for Online brokerage accounts.

--------------------------------------------------------------------------------
4 By wire:

Money can be wired from your account to your bank account. Call the Distributor at the above numbers for additional information on wire transfers. A $15 service fee may be charged against your brokerage account for each wire sent.

To properly process your exchange or sale request we will need the following information:

o your account number(s) and your name (for exchanges, both funds must be registered in the same ownership),
o    your Social Security number or Employer Identification number,
o the name of the fund(s) and class of shares from which you wish to exchange or sell shares,
o    the dollar amount or number of shares you want to exchange or sell, and
o if a written request, a signature of at least one of the brokerage account holders in the exact form specified on the account.

Once an exchange or sale request is made it is irrevocable and cannot be modified or canceled.

Telephone exchange or sale requests received and accepted by the Fund, once the caller's identity and account ownership have been verified by the Distributor, will be processed at the next calculated NAV. See "Valuing Fund Shares."

Telephone Transactions
The privilege to initiate transactions by telephone is automatically available through your brokerage account. The Fund will honor any telephone transaction believed to be authentic and will use reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund may modify or discontinue telephone privileges at any time.

Electronic Transactions

                                     AXP S&P 500 Index Fund Prospectus - Page 13


The ability to initiate transactions via the internet may be unavailable or delayed (for example, during periods of unusual market activity) at certain times. The Fund and the Distributor are not responsible for any losses associated with unexecuted transactions. In addition, the Fund and the Distributor are not responsible for any losses resulting from unauthorized transactions if reasonable security measures are followed to validate the investor's identity. The Fund may modify or discontinue electronic privileges at any time.

Distributions and Taxes
As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS
The Fund's net investment income is distributed to you as dividends. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the Fund held the security. Realized capital gains and losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

REINVESTMENTS
Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund unless you request distributions in cash. We reinvest the distributions for you at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES
Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the Fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

Important: This information is a brief and selective summary of some of the tax rules that apply to the Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

                                     AXP S&P 500 Index Fund Prospectus - Page 14

Financial Highlights
====================================================================================================================================
Per share income and capital changes(a)
                                                                            Class D                             Class E
Fiscal period ended Jan. 31,                                    2002        2001      2000(b)          2002      2001       2000(b)
Net asset value, beginning of period                            $5.30       $5.42      $5.07          $5.31     $5.42       $5.07
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                                      .02         .02        .01            .03       .03         .01
Net gains (losses) (both realized and unrealized)                (.91)       (.12)       .35           (.91)     (.11)        .35
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 (.89)       (.10)       .36           (.88)     (.08)        .36
Less distributions:
Dividends from net investment income                             (.02)       (.01)      (.01)          (.03)     (.02)       (.01)
Distributions from realized gains                                (.03)       (.01)        --           (.03)     (.01)         --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                              (.05)       (.02)      (.01)          (.06)     (.03)       (.01)
Net asset value, end of period                                  $4.36       $5.30      $5.42          $4.37     $5.31       $5.42
------------------------------------------------------------------------------------------------------------------------------------
====================================================================================================================================
Ratios/supplemental data
Net assets, end of period (in millions)                           $38         $21         $7           $187       $87          $9
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)             .64%        .62%       .64%(e)        .39%      .35%        .39%(e)
Ratio of net investment income (loss)
   to average daily net assets                                   .74%        .65%       .52%(e)        .98%     1.05%        .83%(e)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)         27%         82%        37%            27%       82%         37%
Total return                                                  (16.74%)     (1.73%)     7.72%        (16.55%)   (1.35%)      7.75%
------------------------------------------------------------------------------------------------------------------------------------

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 25, 1999 (when shares became publicly available) to Jan. 31, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earning credits on cash balances.
(d) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expense would have been .97%, 1.18% and 4.00% for Class D and .72%, .73% and 3.70% for Class E for the years ended Jan. 31, 2002 and 2001 and for the period ended Jan. 31, 2000, respectively.
(e)  Adjusted to an annual basis.

The information in this table has been audited by KPMG LLP, independent auditors. The independent auditors' report and additional information about the performance of the Fund are contained in the Fund's annual report which, if not included with this prospectus, may be obtained without charge.

This Fund, along with other American Express mutual funds, is distributed by American Express Financial Advisors Inc. and can be purchased from an American Express financial advisor or from other authorized broker-dealers or third parties. The Funds can be found under the "Amer Express" banner in most mutual fund quotations.

Additional information about the Fund and its investments is available in the Fund's Statement of Additional Information (SAI), annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report or the semiannual report, contact your selling agent or American Express Client Service Corporation.

American Express Client Service Corporation
70100 AXP Financial Center, Minneapolis, MN 55474

                                     AXP S&P 500 Index Fund Prospectus - Page 15


(800) 862-7919   TTY: (800) 846-4852
Web site address:
americanexpress.com

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at (http://www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #811-5897

AXP S&P 500 Index Fund              Class D:  ADIDX    Class E:  ADIEX

American                                                                   PROXY
  Express(R)
 Funds


                              [FUND NAME DROP-IN]
                           Principal Executive Office
                     901 Marquette Avenue South, Suite 2810
                           Minneapolis, MN 55402-3268
                    NOTICE OF REGULAR MEETING OF SHAREHOLDERS
                            To be held November 13, 2002

Your fund(s) will hold a regular shareholders' meeting at 11:00 a.m. on November 13, 2002, at ______________________, Minneapolis, MN. This will be a joint meeting of the funds listed above. You are entitled to vote at the meeting if you were a shareholder on September 14, 2002. Please read the proxy statement. The Board recommends that you vote FOR each proposal. Please vote immediately by mail, telephone, facsimile or internet, even if you plan to attend the meeting. Just follow the instructions on this proxy card.

                    VOTE VIA THE INTERNET:
                    VOTE VIA THE FACSIMILE:
                    VOTE VIA THE TELEPHONE:
                    CONTROL NUMBER: 999 9999 999

                    Note: Please sign this proxy exactly as your name or names appears hereon. Joint owners should each sign personally. Trustees and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign. If a corporation, this signature should be that of an authorized officer who should state his or her title.

                    ------------------------------------------------------------
                    Signature

                    ------------------------------------------------------------
                    Signature of joint owner, if any

                    ------------------------------------------------------------
                    Date                                              12606_AEP

Please vote by filling in the appropriate box below. If you do not mark one or more proposals, your Proxy will be voted FOR each such proposal.

PLEASE MARK VOTES AS IN THIS EXAMPLE (shade box) [X]


[ ] To vote FOR ALL Funds on ALL Proposals mark this box. (No other vote is necessary.)

                                                                                        FOR    AGAINST   ABSTAIN
1.   To approve an Agreement and Plan of Reorganization between the Fund and AXP
     S&P 500 Index Fund.                                                                [ ]      [ ]       [ ]

2.   To elect Board Members.
                                                                                        FOR    WITHHOLD  FOR ALL
     01 Arne H. Carlson      02 Philip J. Carroll, Jr.  03 Livio D. DeSimone            ALL      ALL     EXCEPT
     04 Barbara H. Fraser    05 Ira D. Hall             06 Heinz F. Hutter
     07 Anne P. Jones        08 Stephen R. Lewis, Jr.   09 Alan G. Quasha               [ ]      [ ]       [ ]
     10 Stephen W. Roszell   11 Alan K. Simpson         12 Alison Taunton-Rigby
     13 William F. Truscott

If you do not wish your shares to be voted "FOR" a particular nominee, mark the "FOR ALL EXCEPT" box and write the nominee's number on the line provided below:

________________________________________________________________________________

                                                                                        FOR    AGAINST   ABSTAIN
3.   To approve an amendment to the Articles of Incorporation.
                                                                                        [ ]      [ ]       [ ]



EVERY SHAREHOLDER'S VOTE IS IMPORTANT! PLEASE SIGN, DATE AND RETURN YOUR PROXY CARD TODAY!

                       Statement of Additional Information

                               September 14 , 2002
                      AXP(R) Market Advantage Series, Inc.
                             AXP S&P 500 Index Fund

This statement of additional information ("SAI") covering the fund listed above (the "S&P 500 Index Fund") consists of this cover page and the following information:

1. S&P 500 Index Fund's most recent SAI, dated April 1, 2002, which has been previously filed and is incorporated by reference.

2. S&P 500 Index Fund's most recent annual report, for the period ended Jan. 31, 2002, which has been previously filed and is incorporated by reference.

3. AXP Nasdaq 100 Index Fund's most recent SAI, dated April 1, 2002, which has been previously filed and is incorporated by reference.

4. AXP Total Stock Market Index Fund's most recent SAI, dated April 1, 2002, which has been previously filed and is incorporated by reference

5. AXP Nasdaq 100 Index Fund's most recent annual report, for the period ended Jan. 31, 2002, which has been previously filed and are incorporated by reference.

6. AXP Total Stock Market Index Fund's most recent annual report, for the period ended Jan. 31, 2002, which has been previously filed and is incorporated by reference.

This SAI is not a prospectus. It should be read in conjunction with the proxy statement/prospectus, dated the same date as this SAI, which may be obtained by calling 1-800-___-____ or writing
_______________________________________________.

AXP S&P 500 Index Fund
AXP Nasdaq 100 Index Fund
AXP Total Stock Market Index Fund
Introduction to Proposed Fund Merger
January 31, 2002

The accompanying unaudited pro forma combining statement of assets and liabilities and the statement of operations reflect the accounts of the three funds at and for the 12 month January 31, 2002. These statements have been derived from annual reports for AXP S&P 500 Index Fund, AXP Nasdaq 100 Index Fund and AXP Total Stock Market Index Fund as of January 31, 2002. (Each fund is a series of AXP Market Advantage Series, Inc.) AXP S&P 500 Index Fund invests in common stocks included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500). AXP Nasdaq 100 Index Fund invests in common stocks included in the Nasdaq 100 Index. AXP Total Stock Market Index Fund invests in common stocks included in the Wilshire 5000 Total Market Index (Wilshire 5000).

Under the proposed Agreement and Plan of Reorganization, Class D shares of the AXP Nasdaq 100 Index Fund and Class D shares of the AXP Total Stock Market Index Fund would be exchanged for Class D shares of the AXP S&P 500 Index Fund. Class E shares of the AXP Nasdaq 100 Index Fund and Class E shares of the AXP Total Stock Market Index Fund would be exchanged for Class E shares of the AXP S&P 500 Index Fund.

The pro forma combining statements have been prepared based upon the various fee structures of the funds in existence as of January 31, 2002.

AXP S&P 500 Index Fund
AXP Nasdaq 100 Index Fund
AXP Total Stock Market Index Fund
Pro forma combining
Statement of assets and liabilities
January 31, 2002
(Unaudited)

                                                                        AXP              AXP            AXP
                                                                    S&P 500           Nasdaq          Total
                                                                      Index              100   Stock Market
                                                                       Fund       Index Fund     Index Fund       Combined
Assets
Investments in securities, at value (Note 1)
     (identified cost $246,653,349, $48,733,643
     and $36,244,057)                                          $224,338,670      $28,838,446    $32,385,176   $285,562,292
Cash in bank on demand deposit                                      598,137          263,553        150,353      1,012,043
Capital shares receivable                                           288,049           78,428         27,513        393,990
Dividends and accrued interest receivable                           188,493            4,247         26,353        219,093
Receivable for investment securities sold                           158,032               --        711,345        869,377
----------------------------------------------------------------------------------------------------------------------------
Total assets                                                    225,571,381       29,184,674     33,300,740    288,056,795
----------------------------------------------------------------------------------------------------------------------------

Liabilities
Capital shares payable                                               85,081            1,831         26,607        113,519
Payable for investment securities purchased                         330,937          325,450        845,884      1,502,271
Accrued investment management services fee                            1,437              291            259          1,987
Accrued distribution fee                                                254              107             73            434
Accrued transfer agency fee                                           1,167              274             33          1,474
Accrued administrative services fee                                     479               46             95            620
Other accrued expenses                                               91,926           38,028         42,619        172,573
----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   511,281          366,027        915,570      1,792,878
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock             $225,060,100      $28,818,647    $32,385,170   $286,263,917
============================================================================================================================

Represented by
Capital stock -- $.01 par value (Note 1)                           $515,101          $92,273        $71,547       $678,921
Additional paid-in capital                                      248,018,736       55,799,304     36,300,485    340,118,525
Undistributed net investment income                                 513,950               --         74,902        588,852
Accumulated net realized gain (loss)                             (1,590,772)      (7,177,733)      (202,883)    (8,971,388)
Unrealized appreciation (depreciation) on investments           (22,396,915)     (19,895,197)    (3,858,881)   (46,150,993)
----------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable
    to outstanding capital stock                               $225,060,100      $28,818,647    $32,385,170   $286,263,917
============================================================================================================================

Net assets applicable to outstanding shares:   Class D          $38,113,250      $16,169,019    $10,942,621    $65,224,890
                                               Class E         $186,946,850      $12,649,628    $21,442,549   $221,039,027

Shares outstanding:                            Class D shares     8,739,687        5,188,985      2,418,142     14,957,953
                                               Class E shares    42,770,397        4,038,309      4,736,572     50,571,811

Net asset value per share of
    outstanding capital stock (Note2):         Class D                $4.36            $3.12          $4.53          $4.36
                                               Class E                $4.37            $3.13          $4.53          $4.37
----------------------------------------------------------------------------------------------------------------------------

See accompanying notes to pro forma combining financial statements.

AXP S&P 500 Index Fund
AXP Nasdaq 100 Index Fund
AXP Total Stock Market Index Fund
Pro forma combining
Statement of Operations
Year ended January 31, 2002
(Unaudited)


                                                                        AXP              AXP            AXP
                                                                    S&P 500           Nasdaq          Total
                                                                      Index              100   Stock Market
Investment income                                                      Fund       Index Fund     Index Fund       Combined
Income:
Dividends                                                        $2,001,956          $16,983       $396,755     $2,415,694
Interest                                                             90,117              185             64         90,366
     Less foreign taxes withheld                                     (7,910)            (138)           (21)        (8,069)
----------------------------------------------------------------------------------------------------------------------------
Total income                                                      2,084,163           17,030        396,798      2,497,991
----------------------------------------------------------------------------------------------------------------------------
Expenses:
Investment management services fee                                  364,427          100,598         91,184        556,209
Distribution fee -- Class D                                          70,453           40,236         22,922        133,611
Transfer agency fee                                                 346,654           89,853          8,084        444,591
Administrative services fees and expenses                           122,897           16,116         33,591        172,604
Compensation of board members                                        10,168           10,168         10,168         30,504
Custodian fees                                                      135,796           15,489         11,260        162,545
Printing and postage                                                 33,084            9,621          1,800         44,505
Registration fees                                                    48,243           23,198         19,376         90,817
Licensing fees                                                       11,435            5,880         16,267         33,582
Audit fees                                                           13,750           13,750         15,000         42,500
Other                                                                 6,132            3,474          1,827         11,433
----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                    1,163,039          328,383        231,479      1,722,901
     Expenses reimbursed by AEFC                                   (494,722)        (144,703)       (59,365)      (698,790)
----------------------------------------------------------------------------------------------------------------------------
                                                                    668,317          183,680        172,114      1,024,111
     Earnings credits on cash balances                               (4,442)            (900)            --         (5,342)
----------------------------------------------------------------------------------------------------------------------------
Total net expenses                                                  663,875          182,780        172,114      1,018,769
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   1,420,288         (165,750)       224,684      1,479,222
----------------------------------------------------------------------------------------------------------------------------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
     Security transactions                                       (1,621,376)      (6,128,335)      (166,891)    (7,916,602)
     Futures contracts                                              202,018               --        (33,798)       168,220
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                          (1,419,358)      (6,128,335)      (200,689)    (7,748,382)
Net change in unrealized appreciation (depreciation)
    on investments                                              (21,888,911)      (8,984,159)    (5,367,739)   (36,240,809)
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (23,308,269)     (15,112,494)    (5,568,428)   (43,989,191)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
    resulting from operations                                  $(21,887,981)    $(15,278,244)   $(5,343,744)  $(42,509,969)
============================================================================================================================

See accompanying notes to pro forma combining financial statements.

AXP S&P 500 Index Fund
AXP Nasdaq 100 Index Fund
AXP Total Stock Market Index Fund
Notes to Pro Forma Financial Statements
(Unaudited as to January 31, 2002)

1.       BASIS OF COMBINATION

The unaudited pro forma combining statement of assets and liabilities and the statement of operations reflect the accounts of the three funds at and for the 12-month period ending January 31, 2002. These statements have been derived from annual reports for AXP S&P 500 Index Fund, AXP Nasdaq 100 Index Fund and AXP Total Stock Market Index Fund as of January 31, 2002.

Each Fund is a series of AXP Market Advantage Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. The primary investments of each Fund are as follows:

AXP S&P 500 Index Fund invests in common stocks included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500). AXP Nasdaq 100 Index Fund invests in common stocks included in the Nasdaq 100 Index. AXP Total Stock Market Index Fund invests in common stocks included in the Wilshire 5000 Total Market Index (Wilshire 5000).

The pro forma statements give effect to the proposed transfer of the asset and liabilities of AXP Nasdaq 100 Index Fund and AXP Total Stock Market Index Fund in exchange for Class D or Class E shares of AXP S&P 500 Index Fund under generally accepted accounting principles. The pro forma statements do not reflect the expenses of any fund in carrying out its obligation under the Agreement and Plan of Reorganization. The pro forma statements also do not reflect any future cost savings associated with fixed expenses as a result of the merger (e.g. audit fees).

The pro forma combining statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

The pro forma statement of operations give effect to the proposed transaction on the historical operations of the surviving entity, AXP S&P 500 Index Fund, as if the transaction had occurred at the beginning of the year presented.

2.       CAPITAL SHARES

The pro forma net asset value per share assumes the issuance of additional Class D and Class E shares of AXP S&P 500 Fund if the reorganization were to have taken place on January 31, 2002. The pro forma number of Class D shares outstanding of 14,957,953 consists of 3,708,491 shares assumed to be issued to Class D shareholders of the AXP Nasdaq 100 Index Fund, plus 2,509,775 shares assumed to be issued to Class D shareholders of the AXP Total Stock Market Index Fund, plus 8,739,687 Class D shares of the AXP S&P 500 Index Fund outstanding as of January 31, 2002. The pro forma number of Class E shares outstanding of 50,571,811 consists of 2,894,652 shares assumed to be issued to Class E shareholders of AXP Nasdaq 100 Index Fund, plus 4,906,762 shares assumed to be issued to Class E shareholders of AXP Total Stock Market Index Fund, plus 42,770,397 Class E shares of the AXP S&P 500 Index Fund outstanding as of January 31, 2002..

                                     PART C
                                OTHER INFORMATION

Item 15. Indemnification.

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 16. Exhibits.

(1)(a) Articles of Incorporation as amended on Jan. 16, 1990, filed as Exhibit 1 to Registration Statement No. 33-30770 are incorporated by reference.

(1)(b) Amendment to Articles of Incorporation, dated June 16, 1999, filed as Exhibit (a)(1) to Post-Effective Amendment No. 26 to Registration Statement No. 33-30770 is incorporated by reference.

(2) By-laws as amended Jan. 11, 2001, filed as exhibit (b) to Post-Effective Amendment No. 26 to Registration Statement No. 33-30770 is incorporated by reference.

(3)     Not applicable.

(4)     Form of Agreement and Plan of Reorganization is included herein as
        Exhibit 1 to Part A of this Registration Statement.

(5)     Not applicable.

(6) Investment Management Services Agreement between Registrant, on behalf of AXP International Equity Index Fund, AXP Mid Cap Index Fund, AXP Nasdaq 100 Index Fund, AXP S&P 500 Index Fund and AXP Total Stock Market Index Fund, and American Express Financial Corporation, dated September 9, 1999, is incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 23 to Registration Statement No. 33-30770 filed on or about Oct. 14, 1999.

(7) Distribution Agreement between Registrant, on behalf of AXP International Equity Index Fund, AXP Mid Cap Index Fund, AXP Nasdaq 100 Index Fund, AXP S&P 500 Index Fund and AXP Total Stock Market Index Fund, and American Express Financial Advisors Inc., dated September 9, 1999, is incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 23 to Registration Statement No. 33-30770 filed on or about Oct. 14, 1999.

(8) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(9)(a) Custodian Agreement between Registrant, on behalf of AXP International Equity Index Fund, AXP Mid Cap Index Fund, AXP Nasdaq 100 Index Fund, AXP S&P 500 Index Fund and AXP Total Stock Market Index Fund, and American Express Trust Company, dated September 9, 1999, is incorporated by reference to Exhibit (g)(3) to Post-Effective Amendment No. 23 to Registration Statement No. 33-30770 filed on or about Oct. 14, 1999.

(9)(b) Custodian Agreement, dated May 13, 1999, between American Express Trust Company and The Bank of New York is incorporated by reference to Exhibit
        (g)(3) to IDS Precious Metals Fund, Inc., Post-Effective Amendment No. 33 to Registration Statement File No. 2-93745 filed on or about May 24, 1999.

(9)(c) First Amendment to the Custodian Agreement of May 13, 1999, made as of December 1, 2000 between American Express Trust Company and The Bank of New York filed electronically as Exhibit (g)(6) to Post-Effective Amendment No. 27 to Registration Statement No. 33-30770, filed on or about March 27, 2002, is incorporated by reference.

(9)(d) Second Amendment to the Custodian Agreement of May 13, 1999, made as of June 7, 2001 between American Express Trust Company and The Bank of
        New York filed electronically as Exhibit (g)(7) to Post-Effective Amendment No. 27 to Registration Statement No. 33-30770, filed on or about March 27, 2002, is incorporated by reference.

(9)(e) Amendment to the Custodian Agreement of May 13, 1999, made as of January 31, 2001 between American Express Trust Company and The Bank of
        New York filed electronically as Exhibit (g)(8) to Post-Effective Amendment No. 27 to Registration Statement No. 33-30770, filed on or about March 27, 2002, is incorporated by reference.

(10)(a) Plan and Agreement of Distribution between Registrant, on behalf of AXP International Equity Index Fund, AXP Mid Cap Index Fund, AXP Nasdaq 100 Index Fund, AXP S&P 500 Index Fund and AXP Total Stock Market Index Fund, and American Express Financial Advisors Inc., dated September 9, 1999, is incorporated by reference to Exhibit (m)(2) to Post-Effective Amendment No. 23 to Registration Statement No. 33-30770 filed on or about Oct. 14, 1999.

(10)(b) Rule 18f-3 Plan for AXP International Equity Index Fund, AXP Mid Cap Index Fund, AXP Nasdaq 100 Index Fund, AXP S&P 500 Index Fund and AXP Total Stock Market Index Fund, dated September 1999, is incorporated by reference to Exhibit (o)(2) to Post-Effective Amendment No. 23 to Registration Statement No. 33-30770 filed on or about Oct. 14, 1999.

(11) Opinion and consent of counsel as to the legality of the securities being registered is filed electronically herewith.

(12)    Tax opinion to be filed by amendment.

(13)(a) Administrative Services Agreement between Registrant, on behalf of AXP International Equity Index Fund, AXP Mid Cap Index Fund, AXP Nasdaq 100 Index Fund, AXP S&P 500 Index Fund and AXP Total Stock Market Index Fund, and American Express Financial Corporation, dated September 9, 1999, is incorporated by reference to Exhibit (h)(3) to Post-Effective Amendment No. 23 to Registration Statement No. 33-30770 filed on or about Oct. 14, 1999.

(13)(b) Transfer Agency Agreement, dated May 10, 2001, between Registrant, on behalf of AXP Blue Chip Advantage Fund, AXP International Equity Index Fund, AXP Mid Cap Index Fund, AXP Nasdaq 100 Index Fund, AXP S&P 500 Index Fund, AXP Small Company Index Fund, and AXP Total Stock Market Index Fund, and American Express Client Service Corporation filed as Exhibit (h)(10) to Post-Effective Amendment No. 27 to Registration Statement No. 33-30770, filed on or about March 27, 2002, is incorporated by reference.

(13)(c) License Agreement, dated June 17, 1999, between the American Express Funds and American Express Company, filed electronically on or about September 23, 1999 as Exhibit (h)(4) to AXP Stock Fund, Inc.'s Post-Effective Amendment No. 98 to Registration Statement No. 2-11358, is incorporated by reference.

(14)    Independent Auditor's Consent to be filed by amendment.

(15)    Not applicable.

(16)(a) Directors'  Power of Attorney to sign  amendments  to this  Registration
        Statement,   dated  Jan.   9,  2002,   filed  as  Exhibit   (q)(1)  to
        Post-Effective Amendment No. 27 to Registration Statement No. 33-30770 is incorporated by reference.

(16)(b) Officers'  Power of Attorney  to sign  amendments  to this  Registration
        Statement,   dated  Jan.   9,   2002,filed   as   Exhibit   (q)(2)  to
        Post-Effective Amendment No. 27 to Registration Statement No. 33-30770 is incorporated by reference.

(17)(a) Code of Ethics adopted under Rule 17j-1 by Registrant is incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 24 to Registration Statement No. 33-30770 filed on or about March 31, 2000.

(17)(b) Code of Ethics adopted under Rule 17j-1 by Registrant's investment adviser and principal underwriter is incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 24 to Registration Statement No. 33-30770 filed on or about March 31, 2000.

(17)(c) Prospectus  dated April 1, 2002,  for AXP S&P 500 Index Fund, AXP
        Mid Cap Index Fund, AXP Total Stock Market Index Fund, AXP International Equity Index Fund, and AXP Nasdaq 100 Index Fund is filed electronicaly herewith.

(17)(d) Statement of Additional Information dated April 1, 2002, for AXP S&P 500 Index Fund, AXP Mid Cap Index Fund, AXP Total Stock Market Index Fund, AXP International Equity Index Fund, and AXP Nasdaq 100 Index Fund is filed electronicaly herewith.

(17)(e) Annual Report dated April 1, 2002, for AXP S&P 500 Index Fund, AXP Mid Cap Index Fund, AXP Total Stock Market Index Fund, AXP International Equity Index Fund, and AXP Nasdaq 100 Index Fund to be filed by amendment.

Item 17. Undertakings.

     (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) The Registrant undertakes to file by Post-Effective Amendment an Opinion of Counsel supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

                                   SIGNATURES

As  required  by the  Securities  Act of 1933,  as  amended,  this  Registration
Statement has been signed on behalf of the Registrant, in the city of Minneapolis, and State of Minnesota on the 16th day of July, 2002.



AXP MARKET ADVANTAGE SERIES, INC.



by /s/ John R. Thomas**
   ---------------------
       John R. Thomas, President



by /s/ Steven A. Turbenson
   -----------------------
       Steven A. Turbenson, Assistant Treasurer


As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 16th day of July, 2002.

Signatures                                           Capacity

/s/  H. Brewster Atwater, Jr.*                       Director
------------------------------------
     H. Brewster Atwater, Jr.

/s/  Arne H. Carlson*                                Chair of the board
------------------------------------
     Arne H. Carlson

/s/  Lynne V. Cheney*                                Director
------------------------------------
     Lynne V. Cheney

/s/  Livio D. DeSimone*                              Director
------------------------------------
     Livio D. DeSimone

/s/  Ira D. Hall*                                    Director
------------------------------------
     Ira D. Hall

/s/  David R. Hubers*                                Director
------------------------------------
     David R. Hubers

/s/  Heinz F. Hutter*                                Director
------------------------------------
     Heinz F. Hutter

/s/  Anne P. Jones*                                  Director
------------------------------------
     Anne P. Jones

/s/  Stephen R. Lewis, Jr.*                          Director
------------------------------------
     Stephen R. Lewis, Jr.

Signatures                                           Capacity

/s/  William R. Pearce*                              Director
------------------------------------
     William R. Pearce

                                                     Director
------------------------------------
     Alan G. Quasha

/s/  Alan K. Simpson*                                Director
------------------------------------
     Alan K. Simpson

/s/  John R. Thomas*                                 Director
------------------------------------
     John R. Thomas

/s/  William F. Truscott*                            Director
------------------------------------
     William F. Truscott

/s/  C. Angus Wurtele*                               Director
------------------------------------
     C. Angus Wurtele


*Signed pursuant to Directors' Power of Attorney, filed electronically as Exhibit (q)(1) to Post-Effective Amendment No. 27 to Registration Statement
No. 33-30770, by:



/s/ Leslie L. Ogg
-----------------
    Leslie L. Ogg

**Signed pursuant to Officers' Power of Attorney, filed electronically as Exhibit (q)(2) to Post-Effective Amendment No. 27 to Registration Statement
No. 33-30770, by:



/s/ Leslie L. Ogg
-----------------
    Leslie L. Ogg